                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
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                          MFS VARIABLE INSURANCE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2004
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) HIGH INCOME SERIES

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.


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PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)HIGH INCOME SERIES
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
BONDS - 91.4%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.7%
--------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $1,920,000          $1,987,200
--------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                             765,000             870,188
--------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                             2,400,000           2,430,000
--------------------------------------------------------------------------------------------------------------------------
Emmis Operations Co., 6.875%, 2012                                                             830,000             861,125
--------------------------------------------------------------------------------------------------------------------------
Fisher Communications, Inc., 8.625%, 2014##                                                    295,000             306,800
--------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                      2,080,000           1,924,000
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                               1,755,000           1,886,625
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Muzak LLC, 10%, 2009                                                                           990,000             876,150
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75%, 2008                                                      460,000             462,300
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                      1,720,000           1,474,900
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                   410,000             410,000
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8%, 2013##                                                                   1,300,000           1,236,625
--------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                              1,465,000           1,538,250
--------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                            895,000           1,047,150
--------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                                         1,625,000           1,726,563
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                                                                                                               $19,037,876
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                                                              $1,105,000          $1,185,113
--------------------------------------------------------------------------------------------------------------------------
ASPropulsion Capital B.V., 9.625%, 2013##                                                   EUR 50,000              66,811
--------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 9.5%, 2008                                                                $600,000             621,000
--------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                             1,565,000           1,584,563
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                                                     210,000             235,200
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                    1,645,000           1,727,250
--------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.25%, 2007                                                              364,000             370,825
--------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                                             395,000             439,438
--------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                          1,130,000           1,209,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,439,300
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                        $389,187            $310,108
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                       278,801             214,457
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                       703,192             563,088
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                       804,790             622,422
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,710,075
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                                                $1,230,000          $1,230,000
--------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008*                                                1,530,000               1,913
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,231,913
--------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                                                    $74,078                $370
--------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                290,000             239,710
--------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045##                                                                 906,493             755,987
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2891%, 2026                                                    1,366,658           1,449,147
--------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                            550,000             561,391
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.75%, 2030##                                             630,000             604,020
--------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          750,000             638,575
--------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                               750,000             745,032
--------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 7.7848%, 2033##                                          525,000             588,637
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8989%, 2034##                                     704,000             795,827
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,378,696
--------------------------------------------------------------------------------------------------------------------------
Automotive - 2.8%
--------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                                  $735,000            $690,900
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 6.5%, 2009                                                                         500,000             528,750
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125%, 2010                                                                      105,000             119,175
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                           985,000           1,189,388
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                                                         1,215,000           1,221,075
--------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625%, 2012                                                             905,000             895,950
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                     385,000             306,075
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                                                   635,000             590,550
--------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                     1,865,000           1,990,888
--------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010##*                                                          220,000              90,200
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                       1,645,000           1,875,300
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                           1,413,000           1,614,353
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                224,000             266,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $11,379,164
--------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                        $605,000            $588,363
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.4%
--------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                       $1,560,000          $1,626,300
--------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                  500,000             490,625
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                   5,275,000           4,101,313
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                    3,135,000           2,413,950
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                   510,000             506,813
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                             4,005,000           4,255,313
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                              935,000             937,338
--------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                                             1,000,000           1,245,000
--------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                                              1,020,000           1,065,900
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Mediacom Broadband LLC, 9.5%, 2013                                                             180,000             174,150
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                              915,000             974,475
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                                                                                                               $17,791,177
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                        $785,000            $837,988
--------------------------------------------------------------------------------------------------------------------------
Building - 1.7%
--------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                    $840,000            $917,700
--------------------------------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                                                 730,000             766,500
--------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 7.75%, 2014##                                            1,555,000           1,539,450
--------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                 875,000             993,125
--------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                             395,000             436,475
--------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                                                     830,000             869,425
--------------------------------------------------------------------------------------------------------------------------
PLY Gem Industries, Inc., 9%, 2012##                                                         1,150,000           1,147,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,669,800
--------------------------------------------------------------------------------------------------------------------------
Business Services - 1.9%
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                           $1,510,000          $1,638,350
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                               550,000             583,000
--------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                        1,250,000           1,250,000
--------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006                                                           1,930,000           1,968,600
--------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                    1,860,000           2,008,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,448,750
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.6%
--------------------------------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                                                   $975,000          $1,072,500
--------------------------------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014##                                            730,000             788,400
--------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                         2,350,000           2,679,000
--------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029##                                                                1,175,000           1,198,500
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875%, 2009                                                        90,000              99,225
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                    2,180,000           2,289,000
--------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                              1,280,000           1,616,000
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                    1,505,000           1,241,625
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                             2,415,000           2,704,800
--------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                    EUR 45,000              60,410
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                             $720,000             785,700
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                         1,360,000           1,577,600
--------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                         350,000             371,000
--------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                        660,000             709,500
--------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                             1,185,000           1,223,513
--------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                               805,000             780,850
--------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                    2,735,000           2,379,450
--------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                775,000             852,500
--------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                                             245,000             258,475
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $22,688,048
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Crystal U.S.Holdings LLC, 0% to 2009, 10.5% to 2014##                                       $1,815,000          $1,084,463
--------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                                   580,000             597,400
--------------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                                        1,060,000           1,077,225
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,759,088
--------------------------------------------------------------------------------------------------------------------------
Construction - 1.0%
--------------------------------------------------------------------------------------------------------------------------
D.R.Horton, Inc., 8%, 2009                                                                  $1,530,000          $1,736,550
--------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                          400,000             438,000
--------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                                        245,000             249,288
--------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                                          1,500,000           1,590,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,013,838
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp.of America, 9.875%, 2009                                                     $330,000            $368,363
--------------------------------------------------------------------------------------------------------------------------
Corrections Corp.of America, 7.5%, 2011                                                        435,000             459,469
--------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                   335,000             345,469
--------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                                1,081,000           1,095,864
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,269,165
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8.375%, 2013##                                                            $1,055,000          $1,110,388
--------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                                                     1,110,000           1,176,600
--------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                        1,480,000           1,406,000
--------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                                                 1,220,000           1,037,000
--------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                        EUR 1,675,000           1,983,129
--------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011##                                                             $1,125,000           1,175,625
--------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                            850,000             756,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $8,645,242
--------------------------------------------------------------------------------------------------------------------------
Containers - 2.9%
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                      $160,000            $178,400
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                  2,775,000           3,225,938
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.75%, 2008                                                      1,025,000           1,057,031
--------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.5%, 2012##                                                       300,000             306,000
--------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                    1,400,000           1,561,000
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                             705,000             766,688
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                                              600,000             666,000
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                            1,965,000           2,092,725
--------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                                         540,000             602,100
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                      1,200,000           1,032,000
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                                                      145,000             123,975
--------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                                                           165,000             130,350
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $11,742,207
--------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
--------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                                             $1,150,000          $1,265,000
--------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                                750,000             750,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,015,000
--------------------------------------------------------------------------------------------------------------------------
Electronics - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                  $1,930,000          $1,973,425
--------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13%, 2008                                                              270,000             302,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,275,825
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                          $428,061            $423,245
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                                        1,059,000           1,187,139
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                               691,000             753,190
--------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                      408,000             620,160
--------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65%, 2013##                                                    797,000             797,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,780,734
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                                                             $760,000            $809,400
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                        720,000             788,400
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014##                                                            500,000             528,750
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                        1,720,000           1,797,400
--------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                                           665,000             741,475
--------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                            200,000             200,000
--------------------------------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6%, 2012                                                      293,000             331,090
--------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014##                                                       390,000             406,575
--------------------------------------------------------------------------------------------------------------------------
Plains E&P Co., 7.125%, 2014##                                                                 555,000             596,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,199,715
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.5%
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                           $759,000            $779,873
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                                                      1,465,000           1,552,900
--------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010##                                                       610,000             646,600
--------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.5%, 2013##                                                                  335,000             347,144
--------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                               1,140,000           1,177,050
--------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                 1,555,000           1,469,475
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,973,042
--------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., 8.25%, 2014##                                                   $555,000            $574,425
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012                                                         $1,765,000          $1,888,550
--------------------------------------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                                                     590,000             560,500
--------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                  750,000             785,625
--------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                    905,000           1,009,075
--------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                                                 EUR 475,000             634,707
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,878,457
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 5.0%
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                                     $2,755,000          $2,954,738
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                           370,000             362,600
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                       1,635,000           1,757,625
--------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A.de C.V., 13.125%, 2006*                                                 95,000              59,256
--------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A.de C.V., 13.5%, 2008*                                                   37,000              23,079
--------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A.de C.V., 13.75%, 2009##*                                             1,506,000             939,368
--------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                          3,335,000           3,926,963
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                              650,000             726,375
--------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                            1,385,000           1,582,363
--------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                         1,035,000           1,141,088
--------------------------------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009                                                               960,000           1,012,800
--------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                           1,360,000           1,536,800
--------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                                            1,295,000           1,333,850
--------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                                        1,730,000           1,877,050
--------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                          615,000             642,675
--------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014##                                                          450,000             471,375
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $20,348,005
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.3%
--------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014##                                                                 $1,120,000          $1,187,200
--------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                               1,940,000           1,973,950
--------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%                                                            545,000             621,300
--------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                    2,195,000           2,535,225
--------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.625%, 2012                                                            2,740,000           3,185,250
--------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                 630,000             661,500
--------------------------------------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014                                                           1,175,000           1,180,875
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                   580,000             659,025
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                               2,085,000           2,301,319
--------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                            700,000             805,000
--------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                                        265,000             290,175
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                      700,000             701,750
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                    1,025,000           1,050,625
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                   1,020,000           1,086,300
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                      1,690,000           1,911,813
--------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                            1,230,000           1,251,525
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $21,402,832
--------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.1%
--------------------------------------------------------------------------------------------------------------------------
MedCath Holdings Corp., 9.875%, 2012##                                                        $345,000            $360,525
--------------------------------------------------------------------------------------------------------------------------
Industrial - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                     $1,695,000          $1,864,500
--------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                                         1,115,000           1,176,325
--------------------------------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                                            520,000             529,100
--------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                                                         1,255,000           1,330,300
--------------------------------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                                        950,000           1,073,500
--------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                                                     1,115,000           1,148,450
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                        1,680,000           1,608,600
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                             190,000             203,775
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $8,934,550
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.6%
--------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 6.875%, 2014                                                                   EUR 675,000            $826,440
--------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                       $1,035,000           1,159,200
--------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                                            1,115,000           1,187,475
--------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                1,065,000           1,203,450
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                       EUR 1,070,000           1,482,962
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                              $410,000             472,525
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                     530,000             598,900
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                       545,000             610,400
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                      700,000             735,000
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               735,000             707,438
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                              905,000             848,438
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                                                 885,000             785,438
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,617,666
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.5%
--------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                       $1,170,000          $1,270,913
--------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875%, 2014##                                                      840,000             898,800
--------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                                                645,000             657,900
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                          1,324,000           1,476,260
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                      3,370,000           3,811,180
--------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                  1,240,000           1,240,000
--------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                     1,180,000           1,268,500
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                           1,320,000           1,181,400
--------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                                                       1,150,000           1,201,750
--------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014##                                                            940,000             965,850
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,972,553
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.7%
--------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                                            $895,000            $941,988
--------------------------------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75%, 2006                                                      195,000             195,488
--------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                                                         102,452              87,084
--------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                        1,065,000           1,131,563
--------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                                                1,445,000           1,593,113
--------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875%, 2049*                                                535,000             516,275
--------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                                            915,000             999,638
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                             815,000             880,200
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                           1,110,000           1,096,125
--------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                                            1,360,000           1,360,000
--------------------------------------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012##                                                EUR 385,000             497,697
--------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.5%, 2009                                                              $860,000             954,600
--------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                  389,000             445,405
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,699,176
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
--------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                            $765,000            $843,413
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 3.0%
--------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                                $350,000            $416,500
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                           1,385,000           1,481,950
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                               2,745,000           2,648,925
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                            1,980,000           1,984,950
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                  573,000             614,763
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 5.6%, 2014##                                                  678,000             683,155
--------------------------------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP, 8.5%, 2010                                                       446,000             519,033
--------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                            3,428,000           3,762,230
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,111,506
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                 $1,015,000          $1,116,500
--------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                         950,000             966,625
--------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                               405,000             444,488
--------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.75%, 2011                                                         1,135,000           1,239,988
--------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                                            710,000             724,200
--------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.625%, 2013                                                              235,000             262,025
--------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                     1,000,000           1,132,500
--------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014##                                                      730,000             810,300
--------------------------------------------------------------------------------------------------------------------------
Sesi LLC, 8.875%, 2011                                                                         215,000             234,888
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,931,514
--------------------------------------------------------------------------------------------------------------------------
Oils - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375%, 2011                                                          $990,000          $1,165,725
--------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                                             1,000,000           1,062,500
--------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                    530,000             589,625
--------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc., 8%, 2014                                                               415,000             423,300
--------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                                    1,060,000           1,155,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,396,550
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875%, 2008                                                $690,000            $748,650
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.5%, 2010                                                 1,095,000           1,084,050
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                               3,695,000           3,898,225
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,730,925
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 2.4%
--------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                                                    $560,000            $546,000
--------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                              975,000           1,213,875
--------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               767,000             901,225
--------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2009                                                      2,865,000           2,098,613
--------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 11.875%, 2011##                                                               182,000             207,480
--------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                                             695,000             729,750
--------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co.S.A., 8%, 2014##                                             EUR 1,650,000           2,009,932
--------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                 $700,000             770,000
--------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                          1,210,000           1,249,325
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,726,200
--------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                                $1,460,000          $1,492,850
--------------------------------------------------------------------------------------------------------------------------
Retailers - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.625%, 2007                                                       $300,000            $305,250
--------------------------------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875%, 2012                                                      1,040,000           1,177,800
--------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                2,240,000           2,385,600
--------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             410,000             471,500
--------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                                               765,000             722,925
--------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012##                                                    1,075,000           1,155,625
--------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                         935,000             958,375
--------------------------------------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                                       1,120,000           1,198,400
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                     410,000             451,000
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                  2,360,000           2,419,000
--------------------------------------------------------------------------------------------------------------------------
Saks, Inc., 7%, 2013                                                                         1,112,000           1,134,240
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $12,379,715
--------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                $1,725,000          $1,858,688
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.5%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                              552,000             625,140
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                              1,144,000           1,178,320
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                                             131,000             138,860
--------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012##                                                           760,000             752,400
--------------------------------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                                              555,000             577,200
--------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                               1,445,000           1,520,863
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                 1,075,000           1,126,063
--------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                      545,000             351,525
--------------------------------------------------------------------------------------------------------------------------
Innova S.de R.L., 9.375%, 2013                                                                 870,000             946,125
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                    6,325,000           6,799,375
--------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                            610,000             561,200
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                           1,060,000           1,049,400
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                                            265,000             269,638
--------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                1,125,000           1,167,188
--------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                        1,125,000           1,171,406
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $18,234,703
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.1%
--------------------------------------------------------------------------------------------------------------------------
AT & T Corp., 8.05%, 2011                                                                   $1,718,000          $1,922,013
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                     1,061,000           1,167,100
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                        1,163,000           1,187,714
--------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                              1,285,000           1,407,075
--------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                       1,170,000           1,146,600
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 5.908%, 2007                                                                        890,000             882,213
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.688%, 2009                                                                      1,290,000           1,243,238
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.735%, 2014                                                                        120,000             113,700
--------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                     1,715,000           1,530,638
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                  1,145,000           1,187,938
--------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                  1,725,000           1,897,500
--------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                            4,260,000           4,973,550
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                              855,000             820,800
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                              1,295,000           1,288,525
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $20,768,604
--------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                                            $680,000            $708,900
--------------------------------------------------------------------------------------------------------------------------
Stena AB, 9.625%, 2012                                                                         365,000             407,431
--------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 12.5%, 2012                                                                   195,000             216,450
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,332,781
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.8%
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                    $2,735,000          $3,083,713
--------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                          650,000             732,875
--------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co.LLC, 8.25%, 2012##                                                1,535,000           1,696,175
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                      780,000             538,200
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                 2,825,000           2,132,875
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                 1,415,000           1,542,350
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                        1,355,000           1,531,150
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                            935,000             890,588
--------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.73%, 2009                                                             800,000             840,000
--------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             880,000             982,300
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                               2,095,000           2,285,374
--------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                          1,415,000           1,542,350
--------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011*                                                  800,000             704,000
--------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                        740,000             936,100
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                          650,000             682,503
--------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012##                                                                 225,000             232,313
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                 2,155,000           2,308,544
--------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                                                       180,000             194,850
--------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          850,000             907,375
--------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                         600,000             661,500
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           865,000             928,794
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                            550,000             597,438
--------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012##                                                        560,000             571,200
--------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 8.625%, 2014##                                                       720,000             781,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $27,303,767
--------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                         $1,375,000          $1,254,688
--------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $356,815,548)                                                                   $369,029,099
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 0.6%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
--------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.~*                                                                              539             $45,114
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0%
--------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                                               8,619             $87,569
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
--------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                       2,399            $148,906
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0%
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                                                       8,849             $97,339
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0%
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                           18                $414
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                       16,057            $268,955
--------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                          77,317             898,424
--------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                                             1,752               3,484
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,170,863
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.2%
--------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                       44,042            $906,384
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,318,066)                                                                      $2,456,589
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.Capital Trust II, 6.5%                                                            15,185            $793,872
--------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8%*                                                         28               2,317
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $796,189
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
--------------------------------------------------------------------------------------------------------------------------
Song Networks Holding AB, 0%*                                                                    2,772             $31,577
--------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $824,896)                                                    $827,766
--------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0%
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0%
--------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                           1,995            $165,585
--------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0%
--------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                  6                 $30
--------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $194,402)                                                                $165,615
--------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
--------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd.(Business Services)*                                              300                  $0
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp.(Containers)##*                                                                        110                   1
--------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.(Specialty Chemicals)*                                                      29                  29
--------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.(Basic Industry)*                                                         507                 101
--------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc.(Broadcast & Cable TV)*                                                    175              11,200
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A"(Telephone Services)*                                                  253                 210
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B"(Telephone Services)*                                                  189                 113
--------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C"(Telephone Services)*                                                  189                  74
--------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $89,401)                                                                          $11,728
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.0%
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04, at Amortized Cost                                $8,209,000          $8,209,000
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 4.3%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$17,280,893 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                      $17,280,000         $17,280,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $386,731,313)                                                             $397,979,797
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 1.5%                                                                           5,934,596
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $403,914,393
--------------------------------------------------------------------------------------------------------------------------
 * Non-income producing security.
 # Payment-in-kind security.
## SEC Rule 144A restriction
~ As of September 30, 2004, the fund had 1 security representing $45, 114 and 0.01% of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.
A list of abbreviations is shown below
EUR = Euro
SEK = Swedish Krona

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series as computed on a federal income tax basis, are as follows:

Aggregate cost                                         $387,711,376
                                                       ------------
Gross unrealized appreciation                           $15,527,788
                                                       ------------
Gross unrealized depreciation                            (5,259,367)
                                                       ------------
Net unrealized appreciation (depreciation)              $10,268,421
                                                       ------------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts.
The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                            NET UNREALIZED
                                CONTRACTS TO                                           CONTRACTS            APPRECIATION
SETTLEMENT DATE                 DELIVER/RECEIVE        IN EXCHANGE FOR                 AT VALUE             (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------

SALES
-----
10/06/04 - 11/22/04             EUR 7,151,709          $8,733,713                      $8,887,473             $(153,760)
                                                       ====================================================================

PURCHASES
---------
10/06/04                        EUR 1,440,696          $1,790,333                      $1,790,706               $373
11/16/04                        SEK    98,646              12,992                          13,535               $543
                                                       --------------------------------------------------------------------
                                                       $1,803,325                      $1,804,241               $916
                                                       ====================================================================

At September 30,2004 the series had sufficient cash and/or securities to cover any commitments under these contracts.


(c) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) NEW DISCOVERY SERIES

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)NEW DISCOVERY SERIES
--------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.9%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Engineered Support Systems,  Inc.^                                                              23,000          $1,049,720
--------------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp.^*                                                                  38,900           1,189,951
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp.^*                                                                                  61,000             843,020
--------------------------------------------------------------------------------------------------------------------------
KVH Industries, Inc.^*                                                                         290,000           2,093,800
--------------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc.^*                                                                   34,100             853,864
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,030,355
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Carter's, Inc.^*                                                                                40,610          $1,124,491
--------------------------------------------------------------------------------------------------------------------------
Kellwood Co.^                                                                                  121,600           4,432,320
--------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc.^*                                                                              78,600           1,998,012
--------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      53,100           1,949,832
--------------------------------------------------------------------------------------------------------------------------
Timberland Co., "A"^*                                                                           55,700           3,163,760
--------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.^                                                                     41,100           1,035,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,704,135
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%
--------------------------------------------------------------------------------------------------------------------------
CLARCOR, Inc.^                                                                                  63,500          $3,027,045
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.3%
--------------------------------------------------------------------------------------------------------------------------
Alabama National BanCorp                                                                        15,500            $927,985
--------------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp.                                                                               89,200           1,070,400
--------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"^*                                                               94,700           2,760,505
--------------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp, Inc.^                                                                   77,600           2,885,944
--------------------------------------------------------------------------------------------------------------------------
Collegiate Funding Services, Inc.*                                                             110,000           1,381,600
--------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.^                                                                        92,500           3,107,075
--------------------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc.^*                                                                       28,800             539,136
--------------------------------------------------------------------------------------------------------------------------
First BanCorp Puerto Rico^                                                                      34,600           1,671,180
--------------------------------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.^                                                                          29,300             854,388
--------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp.^                                                                          56,200           1,697,240
--------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.^                                                                64,500           2,005,950
--------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                             77,600           3,502,088
--------------------------------------------------------------------------------------------------------------------------
MetroCorp Bancshares, Inc.^                                                                     16,200             307,800
--------------------------------------------------------------------------------------------------------------------------
Nara Bancorp, Inc.^                                                                            117,200           2,361,580
--------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc.^*                                                                                  41,400             926,532
--------------------------------------------------------------------------------------------------------------------------
NetBank, Inc.^                                                                                 223,100           2,233,231
--------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.^                                                                  359,800           5,163,130
--------------------------------------------------------------------------------------------------------------------------
Partners Trust Financial Group, Inc.^                                                          248,846           2,578,045
--------------------------------------------------------------------------------------------------------------------------
Placer Sierra Bancshares^*                                                                      47,200             991,200
--------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.^                                                             78,400           1,352,400
--------------------------------------------------------------------------------------------------------------------------
QC Holdings, Inc.^*                                                                             56,200             895,266
--------------------------------------------------------------------------------------------------------------------------
Rainier Pacific Financial Group, Inc.                                                           20,400             363,732
--------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.^                                                                        77,100           1,552,794
--------------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.^                                                                            98,500           3,848,395
--------------------------------------------------------------------------------------------------------------------------
W Holding Co., Inc.^                                                                            45,100             856,900
--------------------------------------------------------------------------------------------------------------------------
Wilshire Bancorp, Inc.^*                                                                        10,400             313,872
--------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.^                                                                       34,600           1,981,888
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $48,130,256
--------------------------------------------------------------------------------------------------------------------------
Biotechnology - 8.1%
--------------------------------------------------------------------------------------------------------------------------
Bruker BioSciences Corp.^*                                                                     397,300          $1,374,658
--------------------------------------------------------------------------------------------------------------------------
Corgentech, Inc.^*                                                                              40,980             699,528
--------------------------------------------------------------------------------------------------------------------------
CryoLife, Inc.^*                                                                               154,200           1,119,492
--------------------------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.^*                                                                        425,900           5,323,750
--------------------------------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc.^*                                                                     225,760           2,634,619
--------------------------------------------------------------------------------------------------------------------------
Dyax Corp.^*                                                                                    39,300             300,252
--------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc.^*                                                               428,300           3,867,549
--------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                              278,200          11,091,834
--------------------------------------------------------------------------------------------------------------------------
Incyte Corp.^*                                                                                  95,400             918,702
--------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.^*                                                               193,600           2,166,384
--------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., "B"^*                                                            125,600           1,258,512
--------------------------------------------------------------------------------------------------------------------------
MannKind Corp.^*                                                                               180,750           3,622,230
--------------------------------------------------------------------------------------------------------------------------
Martek Biosciences Corp.^*                                                                      35,000           1,702,400
--------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc.^*                                                                              252,800           4,338,048
--------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                  57,000           2,688,120
--------------------------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.^*                                                                    14,700             632,247
--------------------------------------------------------------------------------------------------------------------------
Oscient Pharmaceuticals Corp.*                                                                   8,900              31,595
--------------------------------------------------------------------------------------------------------------------------
Pharmos Corp.^*                                                                                264,900             762,912
--------------------------------------------------------------------------------------------------------------------------
Renovis, Inc.^*                                                                                 63,500             508,635
--------------------------------------------------------------------------------------------------------------------------
Serologicals Corp.^*                                                                            59,500           1,388,135
--------------------------------------------------------------------------------------------------------------------------
Vasogen, Inc.^*                                                                                709,400           3,249,052
--------------------------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals, Inc.^*                                                                242,300           3,556,964
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $53,235,618
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.5%
--------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                    159,100          $4,922,554
--------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                   267,800           3,433,196
--------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                          245,200           3,658,384
--------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                             90,500           2,955,730
--------------------------------------------------------------------------------------------------------------------------
Greenfield Online, Inc.^*                                                                       65,600           1,332,336
--------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                                                  155,700           2,055,240
--------------------------------------------------------------------------------------------------------------------------
R.H.Donnelley Corp.*                                                                           133,491           6,589,116
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "A"^*                                                                         253,200           3,618,228
--------------------------------------------------------------------------------------------------------------------------
Saga Communications, Inc., "A"^*                                                                66,300           1,123,785
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $29,688,569
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0%
--------------------------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.^                                                                        32,100            $293,394
--------------------------------------------------------------------------------------------------------------------------
Business Services - 12.3%
--------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                   172,600          $7,000,656
--------------------------------------------------------------------------------------------------------------------------
aQuantive, Inc.^*                                                                              148,200           1,430,130
--------------------------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp.^*                                                                41,250             700,013
--------------------------------------------------------------------------------------------------------------------------
Beacon Roofing Supply, Inc.*                                                                    71,800           1,177,520
--------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.^*                                                        79,405           4,310,897
--------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., "A"*                                                                  72,300           3,815,994
--------------------------------------------------------------------------------------------------------------------------
CDI Corp.^                                                                                      33,290             682,445
--------------------------------------------------------------------------------------------------------------------------
Charles River Associates, Inc.^*                                                                40,120           1,536,195
--------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.^                                                                  93,700           5,738,188
--------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc.^*                                                                           125,690           6,182,691
--------------------------------------------------------------------------------------------------------------------------
Digitas, Inc.^*                                                                                251,500           1,944,095
--------------------------------------------------------------------------------------------------------------------------
Education Lending Group, Inc.^*                                                                 72,200           1,067,116
--------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            82,800           4,578,840
--------------------------------------------------------------------------------------------------------------------------
Gevity HR, Inc.^                                                                                82,860           1,274,387
--------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.^                                                                         169,802           9,092,897
--------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.^*                                                                     877,100           5,780,089
--------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.^*                                                                            142,900           2,003,458
--------------------------------------------------------------------------------------------------------------------------
Laureate Education, Inc.^*                                                                      22,300             830,006
--------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                          102,320           3,487,066
--------------------------------------------------------------------------------------------------------------------------
Navigant Consulting Co.^*                                                                       44,100             968,436
--------------------------------------------------------------------------------------------------------------------------
SCP Pool Corp.                                                                                  38,250           1,022,805
--------------------------------------------------------------------------------------------------------------------------
SIRVA, Inc.^*                                                                                   53,730           1,230,417
--------------------------------------------------------------------------------------------------------------------------
SkillSoft PLC, ADR^*                                                                           366,200           2,449,878
--------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc.^*                                                                361,200           4,435,536
--------------------------------------------------------------------------------------------------------------------------
Universal Technical Institute, Inc.^*                                                          247,560           7,471,361
--------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc.^*                                                                             110,200           1,040,288
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $81,251,404
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc.^*                                                                       104,800            $907,568
--------------------------------------------------------------------------------------------------------------------------
Computer Software - 7.1%
--------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                    286,600          $4,026,730
--------------------------------------------------------------------------------------------------------------------------
Altiris, Inc.^*                                                                                 62,300           1,971,795
--------------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.^*                                                                                   33,300           1,656,009
--------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.^*                                                                     383,300           5,163,051
--------------------------------------------------------------------------------------------------------------------------
Blackboard, Inc.^*                                                                              47,400             813,384
--------------------------------------------------------------------------------------------------------------------------
Kronos, Inc.^*                                                                                 163,350           7,234,772
--------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc.^*                                                                              45,600             915,648
--------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc.^*                                                                 66,800           1,007,344
--------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.^*                                                                   152,300           3,719,166
--------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.^*                                                                                 167,100           3,358,710
--------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                      69,800           2,868,082
--------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                                                   49,170           1,752,419
--------------------------------------------------------------------------------------------------------------------------
Open Solutions, Inc.^*                                                                         121,500           3,033,855
--------------------------------------------------------------------------------------------------------------------------
Progress Software Corp.^*                                                                       64,600           1,285,540
--------------------------------------------------------------------------------------------------------------------------
Retalix Ltd.^*                                                                                  92,300           1,675,245
--------------------------------------------------------------------------------------------------------------------------
SafeNet, Inc.^*                                                                                 24,700             651,586
--------------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.^*                                                                        300,100           5,020,673
--------------------------------------------------------------------------------------------------------------------------
SupportSoft, Inc.^*                                                                             82,500             803,550
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $46,957,559
--------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.1%
--------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.*                                                                           25,900          $1,296,813
--------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                    161,600           4,891,632
--------------------------------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.^                                                                        50,810             992,319
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,180,764
--------------------------------------------------------------------------------------------------------------------------
Construction - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.^                                                                          84,300          $6,010,590
--------------------------------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.^                                                                  37,500           1,837,125
--------------------------------------------------------------------------------------------------------------------------
Simpson Manufacturing, Inc.^                                                                    26,900           1,700,080
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,547,795
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.7%
--------------------------------------------------------------------------------------------------------------------------
Ace Cash Express, Inc.^*                                                                        53,900          $1,403,556
--------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                        122,700           3,488,361
--------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                                                     171,013           2,305,255
--------------------------------------------------------------------------------------------------------------------------
Education Management Corp.*                                                                     14,670             390,809
--------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.*                                                                         68,510           3,178,864
--------------------------------------------------------------------------------------------------------------------------
Nu Skin Enterprises, Inc., "A"^                                                                 49,300           1,159,043
--------------------------------------------------------------------------------------------------------------------------
RC2 Corp.^*                                                                                     31,600           1,039,640
--------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.^                                                                        78,900           9,074,289
--------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co.^*                                                                             85,700           2,481,872
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $24,521,689
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.6%
--------------------------------------------------------------------------------------------------------------------------
CUNO, Inc.^*                                                                                    19,200          $1,108,800
--------------------------------------------------------------------------------------------------------------------------
Dionex Corp.^*                                                                                  16,600             908,020
--------------------------------------------------------------------------------------------------------------------------
Littelfuse, Inc.^*                                                                              56,700           1,957,851
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,974,671
--------------------------------------------------------------------------------------------------------------------------
Electronics - 9.8%
--------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.^*                                                                404,900          $5,028,858
--------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"^*                                                                           72,200           2,473,572
--------------------------------------------------------------------------------------------------------------------------
Applied Films Corp.*                                                                           200,100           3,603,801
--------------------------------------------------------------------------------------------------------------------------
ATMI, Inc.^*                                                                                    76,200           1,560,576
--------------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc.^                                                                                 30,600           1,012,248
--------------------------------------------------------------------------------------------------------------------------
Cogent, Inc.*                                                                                   85,110           1,550,704
--------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.^*                                                                                  126,200           3,616,892
--------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc.^*                                                                              383,925           8,081,621
--------------------------------------------------------------------------------------------------------------------------
Exar Corp.^*                                                                                    58,250             824,820
--------------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc.^*                                                                        51,800           1,337,476
--------------------------------------------------------------------------------------------------------------------------
FARO Technologies, Inc.*                                                                        18,400             374,256
--------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc.^*                                                                   31,600             844,668
--------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                             217,700           4,680,550
--------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.*                                                            144,400           1,376,132
--------------------------------------------------------------------------------------------------------------------------
Lexar Media, Inc.^*                                                                            178,600           1,498,454
--------------------------------------------------------------------------------------------------------------------------
Metrologic Instruments, Inc.^*                                                                  61,500             974,775
--------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc.^*                                                                        120,400           1,844,528
--------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.^*                                                                164,800           2,331,920
--------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                             500,800           4,412,048
--------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc.^*                                                                     181,500           3,708,045
--------------------------------------------------------------------------------------------------------------------------
PowerDsine Ltd.*                                                                               305,600           3,786,384
--------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc.*                                                                        113,100             717,054
--------------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc.^*                                                                           83,025           1,049,436
--------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                   133,200           4,407,588
--------------------------------------------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc.*                                                                 1,293,300           3,918,699
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $65,015,105
--------------------------------------------------------------------------------------------------------------------------
Engineering - Construction - 0.3%
--------------------------------------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                                                   201,100          $2,111,550
--------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc.^*                                                                       88,700            $766,368
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
--------------------------------------------------------------------------------------------------------------------------
United Natural Foods, Inc.*                                                                     64,600          $1,718,360
--------------------------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Toro Co.^                                                                                       18,700          $1,277,210
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Aztar Corp.^*                                                                                   95,900          $2,541,350
--------------------------------------------------------------------------------------------------------------------------
Fairmont Hotels Resorts, Inc.^                                                                  31,400             857,848
--------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.^*                                                                     32,570           1,009,670
--------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                                         294,000           7,552,860
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $11,961,728
--------------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.4%
--------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                                                         204,900          $2,915,727
--------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
--------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp.^*                                                                              19,700          $1,108,125
--------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc.^*                                                                       18,000             639,000
--------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.^*                                                                  23,600           1,131,148
--------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc.*                                                                    51,800             981,610
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,859,883
--------------------------------------------------------------------------------------------------------------------------
Internet - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Digital River, Inc.^*                                                                          222,600          $6,629,028
--------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc.^*                                                                               83,300           3,947,587
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $10,576,615
--------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.^*                                                          103,100          $3,386,835
--------------------------------------------------------------------------------------------------------------------------
THQ, Inc.^*                                                                                     80,400           1,564,584
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $4,951,419
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Actuant Corp.^*                                                                                 25,900          $1,067,339
--------------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc.                                                                     35,600           1,196,160
--------------------------------------------------------------------------------------------------------------------------
Cognex Corp.^                                                                                  223,400           5,853,080
--------------------------------------------------------------------------------------------------------------------------
IDEX Corp.^                                                                                     37,900           1,287,084
--------------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.^                                                                39,000           1,223,040
--------------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc.^*                                                                28,700             555,919
--------------------------------------------------------------------------------------------------------------------------
Terex Corp.^*                                                                                   27,000           1,171,800
--------------------------------------------------------------------------------------------------------------------------
Wabash National Corp.^*                                                                         31,400             862,558
--------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co.^                                                                           2,600             175,474
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $13,392,454
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Advisory Board Co.^*                                                                           119,100          $4,001,760
--------------------------------------------------------------------------------------------------------------------------
Amedisys, Inc.^*                                                                                16,200             485,190
--------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                                  61,760           1,682,960
--------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc.^*                                                                    109,300          $3,280,093
--------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc.^*                                                                               395,400           5,227,188
--------------------------------------------------------------------------------------------------------------------------
Symbion, Inc.^*                                                                                 20,210             325,482
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $15,002,673
--------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 9.7%
--------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.^*                                                        17,700            $537,195
--------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc.^*                                                                 430,800           7,793,172
--------------------------------------------------------------------------------------------------------------------------
Conceptus, Inc.^*                                                                              310,600           2,879,262
--------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                              42,200             863,412
--------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                   408,414           9,863,198
--------------------------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals, Inc.^*                                                                    71,500           1,380,665
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                         54,500           3,178,985
--------------------------------------------------------------------------------------------------------------------------
Given Imaging Ltd.*                                                                              7,100             272,995
--------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.^*                                                                     144,243           7,318,890
--------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp.^*                                                           49,300           1,583,023
--------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.^*                                                                              20,300           1,116,297
--------------------------------------------------------------------------------------------------------------------------
Kensey Nash Corp.^*                                                                             41,800           1,094,742
--------------------------------------------------------------------------------------------------------------------------
Mentor Corp.                                                                                     1,000              33,680
--------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                                75,300           3,603,105
--------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics^*                                                                          129,700           1,878,056
--------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.^*                                                                  206,300           2,329,127
--------------------------------------------------------------------------------------------------------------------------
PolyMedica Corp.^                                                                               30,900             951,720
--------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.^*                                                               33,900           1,006,491
--------------------------------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                                               437,000           4,203,940
--------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.^*                                                                180,800           9,119,552
--------------------------------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc.^*                                                                      189,800           3,175,354
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $64,182,861
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.^*                                                                           118,400          $4,096,640
--------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.^                                                                   71,500           1,304,875
--------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                             9,600             213,120
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $5,614,635
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Connetics Corp.^*                                                                               58,800          $1,588,776
--------------------------------------------------------------------------------------------------------------------------
Corcept Therapeutics, Inc.^*                                                                    80,310             629,630
--------------------------------------------------------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.^*                                                                201,600           3,171,168
--------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                              290,210          11,329,798
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $16,719,372
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
--------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc.^*                                                                       27,300            $864,864
--------------------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc.^*                                                                          100,100          $1,673,672
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"^*                                                               227,400          $2,283,096
--------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
--------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.*                                                                   98,700          $2,279,970
--------------------------------------------------------------------------------------------------------------------------
Saxon Capital, Inc.^*                                                                           63,300           1,360,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,640,920
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                     125,200          $5,433,680
--------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.^*                                                              167,300           8,112,377
--------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.^*                                                          63,200           1,684,280
--------------------------------------------------------------------------------------------------------------------------
Sonic Corp.^*                                                                                   85,400           2,188,802
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $17,419,139
--------------------------------------------------------------------------------------------------------------------------
Special Products & Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc.^*                                                                                19,420            $852,732
--------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc.^*                                                                               5,500             169,730
--------------------------------------------------------------------------------------------------------------------------
Mine Safety Appliances Co.^                                                                     27,400           1,115,728
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,138,190
--------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Airgas, Inc.^                                                                                   74,300          $1,788,401
--------------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                          46,100           2,256,595
--------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co.^                                                                         148,480           3,971,840
--------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                                              38,300           1,707,797
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,724,633
--------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 4.2%
--------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.com, Inc., "A"^*                                                                 376,400          $3,124,120
--------------------------------------------------------------------------------------------------------------------------
A.C.Moore Arts & Crafts, Inc.^*                                                                 38,700             957,051
--------------------------------------------------------------------------------------------------------------------------
Audible, Inc.^*                                                                                 35,600             638,308
--------------------------------------------------------------------------------------------------------------------------
Coldwater Creek, Inc.^*                                                                        125,400           2,617,098
--------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc., "A"^                                                                         93,500           2,891,020
--------------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.^*                                                                   59,310           1,937,065
--------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                    106,295           4,275,185
--------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co.^*                                                                            46,400           1,458,816
--------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp.^*                                                                         91,300           2,822,996
--------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc.^*                                                                        57,400           1,974,560
--------------------------------------------------------------------------------------------------------------------------
West Marine, Inc.^*                                                                            248,700           5,317,206
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               $28,013,425
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.^*                                                                       100,430            $767,285
--------------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                                 195,000           2,386,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,154,085
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.4%
--------------------------------------------------------------------------------------------------------------------------
AudioCodes Ltd.^*                                                                              217,600          $2,739,584
--------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc.^*                                                                             85,700           2,610,422
--------------------------------------------------------------------------------------------------------------------------
NMS Communications Corp.^*                                                                      68,300             333,304
--------------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc.*                                                                        213,200           1,880,424
--------------------------------------------------------------------------------------------------------------------------
Tekelec^*                                                                                      103,900           1,733,052
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $9,296,786
--------------------------------------------------------------------------------------------------------------------------
Trucking - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp.^                                                                            29,200          $1,069,304
--------------------------------------------------------------------------------------------------------------------------
EGL, Inc.^*                                                                                     31,000             938,060
--------------------------------------------------------------------------------------------------------------------------
Landstar Systems, Inc.^*                                                                        37,500           2,200,500
--------------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc.^                                                                            22,100           1,299,701
--------------------------------------------------------------------------------------------------------------------------
Yellow Roadway Corp.^*                                                                          28,800           1,350,432
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $6,857,997
--------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 1.0%
--------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                                            144,500          $6,719,250
--------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $610,144,671)                                                                  $640,302,839
--------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
--------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                  155,375,062        $155,375,062
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$14,433,746 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                      $14,433,000         $14,433,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $779,952,733)                                                             $810,110,901
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (22.6)%                                                                     (149,305,819)
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $660,805,082
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                       $780,792,266
                                                     ------------
Gross unrealized appreciation                         $67,623,529
                                                     ------------
Gross unrealized depreciation                         (38,304,894)
                                                     ------------
Net unrealized appreciation (depreciation)            $29,318,635
                                                     ------------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) INVESTORS GROWTH STOCK SERIES


[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R)INVESTORS GROWTH STOCK SERIES
------------------------------------------------------------------------------------------------

STOCKS - 95.5%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Aerospace - 0.4%
Lockheed Martin Corp.                                                 32,840          $1,831,815
------------------------------------------------------------------------------------------------
Airlines - 0.6%
------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                               189,870          $2,586,029
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.4%
------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                       53,530          $4,218,164
------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"^                                          7,200             261,864
------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                            36,750           1,349,460
------------------------------------------------------------------------------------------------
                                                                                      $5,829,488
------------------------------------------------------------------------------------------------
Automotive - 0.5%
------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                 33,310          $1,979,946
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.2%
------------------------------------------------------------------------------------------------
American Express Co.                                                  85,040          $4,376,158
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                      129,165           5,698,760
------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                           15,000             590,850
------------------------------------------------------------------------------------------------
MBNA Corp.                                                            31,330             789,516
------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                  13,330             543,864
------------------------------------------------------------------------------------------------
SLM Corp.                                                             38,410           1,713,086
------------------------------------------------------------------------------------------------
                                                                                     $13,712,234
------------------------------------------------------------------------------------------------
Biotechnology - 6.7%
------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                         131,460          $7,451,153
------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                       13,000             756,990
------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                      85,700           4,492,394
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                       158,570           8,627,794
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                               159,440           5,959,867
------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                12,000             634,200
------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                      38,930             922,641
------------------------------------------------------------------------------------------------
                                                                                     $28,845,039
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.1%
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                           59,940            $768,431
------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                    42,580           1,327,219
------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                  253,074           7,146,810
------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                            5,390             150,489
------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                 17,050             254,386
------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                   62,890           1,957,137
------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                    8,910             291,001
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                              26,700           1,407,891
------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR                                                  45,580           1,428,021
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                   164,340           2,652,448
------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                 29,080             919,219
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     72,330           2,427,395
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       28,880             651,244
------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                   37,970             750,667
------------------------------------------------------------------------------------------------
                                                                                     $22,132,358
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.0%
------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange                                            3,300            $532,290
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             15,760           1,469,462
------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                21,700             600,873
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             28,320           1,408,070
------------------------------------------------------------------------------------------------
Morgan Stanley                                                        10,400             512,720
------------------------------------------------------------------------------------------------
                                                                                      $4,523,415
------------------------------------------------------------------------------------------------
Business Services - 1.6%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                 139,520          $3,774,016
------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                     8,040             357,539
------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                         34,810           1,213,477
------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                   7,240             400,372
------------------------------------------------------------------------------------------------
Manpower, Inc.                                                         7,840             348,802
------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                              25,170             620,189
------------------------------------------------------------------------------------------------
SOFTBANK CORP.^                                                        7,900             367,225
------------------------------------------------------------------------------------------------
                                                                                      $7,081,620
------------------------------------------------------------------------------------------------
Chemicals - 0.5%
------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                        10,240            $438,272
------------------------------------------------------------------------------------------------
Monsanto Co.                                                          50,300           1,831,926
------------------------------------------------------------------------------------------------
                                                                                      $2,270,198
------------------------------------------------------------------------------------------------
Computer Software - 8.6%
------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                           43,560            $612,018
------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                         154,730           3,377,756
------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                             20,370             274,384
------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                               33,610             883,943
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                            75,510           2,633,789
------------------------------------------------------------------------------------------------
Microsoft Corp.                                                      522,030          14,434,129
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                        206,590           2,330,335
------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                      219,300           2,684,232
------------------------------------------------------------------------------------------------
SAP AG, ADR^                                                          42,510           1,655,764
------------------------------------------------------------------------------------------------
Symantec Corp.*                                                       80,320           4,407,962
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                              214,600           3,819,880
------------------------------------------------------------------------------------------------
                                                                                     $37,114,192
------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.8%
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                          250,650          $8,923,140
------------------------------------------------------------------------------------------------
Hewlett-Packard Co. ^                                                 18,380             344,625
------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 85,710           7,348,775
------------------------------------------------------------------------------------------------
                                                                                     $16,616,540
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                              13,900          $1,019,843
------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                   59,690           2,607,259
------------------------------------------------------------------------------------------------
Career Education Corp.*                                               13,100             372,433
------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                 35,000           1,581,300
------------------------------------------------------------------------------------------------
Gillette Co.                                                          42,000           1,753,080
------------------------------------------------------------------------------------------------
Orbitz, Inc.^*                                                        32,160             874,752
------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                 126,950           6,870,534
------------------------------------------------------------------------------------------------
                                                                                     $15,079,201
------------------------------------------------------------------------------------------------
Electrical Equipment - 4.0%
------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                           15,580            $919,220
------------------------------------------------------------------------------------------------
Danaher Corp.                                                         30,500           1,564,040
------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                  29,470           1,823,898
------------------------------------------------------------------------------------------------
General Electric Co.                                                 187,540           6,297,593
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                              221,080           6,778,313
------------------------------------------------------------------------------------------------
                                                                                     $17,383,064
------------------------------------------------------------------------------------------------
Electronics - 4.6%
------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                  25,260            $865,408
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                 100,230           3,886,919
------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                             101,720           1,677,363
------------------------------------------------------------------------------------------------
Intel Corp.                                                           31,220             626,273
------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                     24,970           1,035,756
------------------------------------------------------------------------------------------------
Linear Technology Corp.                                               14,030             508,447
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                       132,530           3,463,009
------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                       12,370             523,127
------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               25,700             683,363
------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                   115,600           1,018,436
------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                              145,160           3,089,005
------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                          89,860           2,426,220
------------------------------------------------------------------------------------------------
                                                                                     $19,803,326
------------------------------------------------------------------------------------------------
Entertainment - 0.1%
------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                   15,110            $419,151
------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
------------------------------------------------------------------------------------------------
CVS Corp.                                                            129,720          $5,465,104
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.3%
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                        174,340          $8,481,641
------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                          42,050           1,258,136
------------------------------------------------------------------------------------------------
                                                                                      $9,739,777
------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.4%
------------------------------------------------------------------------------------------------
Carnival Corp.                                                       140,740          $6,655,595
------------------------------------------------------------------------------------------------
Cendant Corp.                                                         22,930             495,288
------------------------------------------------------------------------------------------------
International Game Technology                                         35,500           1,276,225
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                         21,710             946,556
------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                             23,800           1,104,796
------------------------------------------------------------------------------------------------
                                                                                     $10,478,460
------------------------------------------------------------------------------------------------
General Merchandise - 3.8%
------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                            27,250            $738,475
------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                        123,500           5,951,465
------------------------------------------------------------------------------------------------
Target Corp.                                                         185,390           8,388,897
------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 25,010           1,330,532
------------------------------------------------------------------------------------------------
                                                                                     $16,409,369
------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.6%
------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                              36,400          $2,684,136
------------------------------------------------------------------------------------------------
Insurance - 2.9%
------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                           63,000          $2,470,230
------------------------------------------------------------------------------------------------
American International Group, Inc.                                   118,410           8,050,696
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                9,350             579,045
------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                         20,430             675,416
------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                  11,520             852,365
------------------------------------------------------------------------------------------------
                                                                                     $12,627,752
------------------------------------------------------------------------------------------------
Internet - 3.5%
------------------------------------------------------------------------------------------------
eBay, Inc.*                                                           50,610          $4,653,083
------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                145,980           3,214,480
------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                        209,530           7,105,162
------------------------------------------------------------------------------------------------
                                                                                     $14,972,725
------------------------------------------------------------------------------------------------
Leisure & Toys - 0.7%
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                61,560          $2,831,145
------------------------------------------------------------------------------------------------
Machinery & Tools - 1.7%
------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                     42,130          $3,389,358
------------------------------------------------------------------------------------------------
Eaton Corp.                                                           12,320             781,211
------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                             29,960           2,791,373
------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                  9,150             538,569
------------------------------------------------------------------------------------------------
                                                                                      $7,500,511
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                    77,630          $2,489,594
------------------------------------------------------------------------------------------------
HCA, Inc.                                                             51,620           1,969,303
------------------------------------------------------------------------------------------------
                                                                                      $4,458,897
------------------------------------------------------------------------------------------------
Medical Equipment - 3.9%
------------------------------------------------------------------------------------------------
Biomet, Inc.                                                          31,300          $1,467,344
------------------------------------------------------------------------------------------------
C. R. Bard, Inc.                                                      18,600           1,053,318
------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                         25,040             202,073
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                26,900           1,569,077
------------------------------------------------------------------------------------------------
Guidant Corp.                                                         10,540             696,062
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      174,980           9,081,462
------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                26,710             721,704
------------------------------------------------------------------------------------------------
Waters Corp.*                                                         45,530           2,007,873
------------------------------------------------------------------------------------------------
                                                                                     $16,798,913
------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%
------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                       17,680            $397,270
------------------------------------------------------------------------------------------------
Oil Services - 1.8%
------------------------------------------------------------------------------------------------
BJ Services Co.                                                       31,600          $1,656,156
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   44,360           1,359,634
------------------------------------------------------------------------------------------------
Halliburton Co.                                                       39,400           1,327,386
------------------------------------------------------------------------------------------------
Noble Corp.*                                                           9,320             418,934
------------------------------------------------------------------------------------------------
Smith International, Inc.*                                            48,960           2,973,341
------------------------------------------------------------------------------------------------
                                                                                      $7,735,451
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.6%
------------------------------------------------------------------------------------------------
EMC Corp.                                                            399,180          $4,606,537
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                      6,300             529,263
------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                              79,960           1,839,080
------------------------------------------------------------------------------------------------
                                                                                      $6,974,880
------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.8%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                  193,450          $8,194,542
------------------------------------------------------------------------------------------------
Allergan, Inc.                                                        13,600             986,680
------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                       18,680             766,554
------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                 20,380             476,892
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       55,830           3,352,591
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                    273,380          15,399,495
------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                         310,100           9,489,060
------------------------------------------------------------------------------------------------
Roche Holding AG                                                      29,930           3,097,076
------------------------------------------------------------------------------------------------
Wyeth                                                                244,850           9,157,390
------------------------------------------------------------------------------------------------
                                                                                     $50,920,280
------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                15,340            $419,396
------------------------------------------------------------------------------------------------
Restaurants - 0.5%
------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                             8,560            $371,504
------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.^                                              9,520             395,366
------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                     37,100           1,508,486
------------------------------------------------------------------------------------------------
                                                                                      $2,275,356
------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.2%
------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        19,400          $1,054,972
------------------------------------------------------------------------------------------------
Specialty Stores - 3.1%
------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                    90,110          $4,887,566
------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                        21,660             466,773
------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                     17,070             290,873
------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                     97,240           5,284,994
------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                  1,800              37,890
------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                        58,260           1,654,001
------------------------------------------------------------------------------------------------
Staples, Inc.                                                         19,750             588,945
------------------------------------------------------------------------------------------------
                                                                                     $13,211,042
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.4%
------------------------------------------------------------------------------------------------
America Movil S.A. de C. V., ADR                                      47,950          $1,871,488
------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                        48,030             587,887
------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                      25,900             355,348
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                   661,800           1,585,698
------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                               67,556           1,628,775
------------------------------------------------------------------------------------------------
                                                                                      $6,029,196
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.7%
------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                         25,520            $578,794
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                 575,000          10,407,500
------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                            19,130            $360,218
------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                              39,140             371,439
------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                           66,710             211,471
------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        13,100             511,424
------------------------------------------------------------------------------------------------
Research In Motion Ltd.*                                              10,800             824,472
------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^                                 90,210           2,818,160
------------------------------------------------------------------------------------------------
                                                                                     $16,083,478
------------------------------------------------------------------------------------------------
Telephone Services - 0.2%
------------------------------------------------------------------------------------------------
Sprint Corp.                                                          35,580            $716,225
------------------------------------------------------------------------------------------------
Trucking - 1.3%
------------------------------------------------------------------------------------------------
FedEx Corp.                                                           44,540          $3,816,633
------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                      24,950           1,894,204
------------------------------------------------------------------------------------------------
                                                                                      $5,710,837
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $409,681,392)                                        $412,702,788
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 5.1%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                       21,759,427         $21,759,427
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.6%
------------------------------------------------------------------------------------------------
Goldman Sachs, 1.87%, dated 9/30/04, due 10/01/04,
total to be received $24,306,263 (secured by various
U. S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                            $24,305,000         $24,305,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $455,745,819)                                   $458,767,215
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (6.2)%                                              (26,685,020)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $432,082,195
------------------------------------------------------------------------------------------------

* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL
OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $471,101,590
                                                 ------------
Gross unrealized depreciation                    $(18,735,019)
                                                 ------------
Gross unrealized appreciation                       6,400,644
                                                 ------------
Net unrealized appreciation (depreciation)       $(12,334,375)
                                                 ------------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) STRATEGIC INCOME SERIES

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.


--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                        MFS(R) STRATEGIC INCOME SERIES
--------------------------------------------------------------------------------------------------------------------------
BONDS - 96.7%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                    $175,000            $181,125
--------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                                95,000              96,188
--------------------------------------------------------------------------------------------------------------------------
Emmis Operations Co., 6.875%, 2012                                                              45,000              46,688
--------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                 115,000             123,625
--------------------------------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                                            35,000              30,975
--------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.7%, 2025                                                               37,000              43,236
--------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                                                 42,000              44,476
--------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 12.25%, 2009                                                      145,000             124,338
--------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875%, 2011                                                                  150,000             165,375
--------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                140,000             147,000
--------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                                           115,000             122,188
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,125,214
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                                                     $90,000            $100,800
--------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                       70,000              73,500
--------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                                             100,000             111,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $285,550
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                       $45,000             $32,943
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                        89,421              69,158
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $102,101
--------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
--------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005                                                         $115,000                $144
--------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 9.9%
--------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., 6.1%, 2045##                                                                $100,000             $83,397
--------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                336,000             356,744
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2891%, 2026                                                      122,044             129,411
--------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                       67,424              66,950
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                               186,715             206,788
--------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.641%, 2031^^                                               29,000,000             123,845
--------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     185,000             187,455
--------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          153,000             130,270
--------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 4.1575%, 2023                                                      702,943             128,855
--------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, 7.66%, 2043^^##                         2,435,129             121,426
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 7.243%, 2035^^                                  5,613,454             126,642
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                              153,000             174,227
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.5%, 2029                              153,027             179,107
--------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.496%, 2033                                             186,715             208,002
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8989%, 2034##                                     147,000             166,174
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 7.603%, 2030^^                            1,788,332              62,760
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                    140,000             154,273
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    185,000             197,994
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5914%, 2039##                                              1,332,449             102,585
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                   186,715             201,964
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.51%, 2031^^                                                1,652,619              41,932
--------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, 6%, 2016                                               78,853              78,711
--------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                     371,593             394,891
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,624,403
--------------------------------------------------------------------------------------------------------------------------
Automotive - 2.6%
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                           $95,000            $114,713
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                    111,000             108,839
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                            225,000             250,955
--------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                               150,000             158,860
--------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                              84,000              89,189
--------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                      50,000              39,750
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                              36,000              41,130
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                  6,000               7,140
--------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                         140,000             159,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $970,176
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.3%
--------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                  $141,000            $154,043
--------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                 129,000             129,000
--------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                                                   20,000              21,750
--------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                                                 14,000              15,225
--------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                      40,000              40,200
--------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                                                    76,000              76,380
--------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                    167,000             172,299
--------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 3.9625% to 2049                                           66,000              67,320
--------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                                             161,000             152,145
--------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                              49,000              54,330
--------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.37% to 2049                              150,000             184,848
--------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                                                      130,000             135,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,202,740
--------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                     $75,000             $77,813
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.2%
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                              $165,000            $175,313
--------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                   160,000             159,000
--------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                      187,000             204,782
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                              15,000              14,513
--------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                               85,000              90,525
--------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                  72,000              66,240
--------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                            81,000             103,279
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $813,652
--------------------------------------------------------------------------------------------------------------------------
Building - 0.5%
--------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                     $70,000             $76,475
--------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 7.75%, 2014##                                               50,000              49,500
--------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                              40,000              44,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $170,175
--------------------------------------------------------------------------------------------------------------------------
Business Services - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                             $185,000            $200,725
--------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                          150,000             150,000
--------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                      115,000             124,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $474,925
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.4%
--------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                          $100,000            $114,000
--------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                      150,000             157,500
--------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 10.67%, 2013                                                    115,000              94,875
--------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                    EUR 10,000              13,424
--------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                          $125,000             145,000
--------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                          55,000              58,300
--------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                               125,000             129,063
--------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                      190,000             165,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $877,462
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                    $100,000            $112,509
--------------------------------------------------------------------------------------------------------------------------
Construction - 0.2%
--------------------------------------------------------------------------------------------------------------------------
D.R.Horton, Inc., 8%, 2009                                                                     $80,000             $90,800
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                    $110,000            $118,574
--------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                    95,000              97,969
--------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                                   77,000              78,059
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $294,602
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                         $100,000             $95,000
--------------------------------------------------------------------------------------------------------------------------
Containers - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                       $55,000             $61,325
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                              85,000              92,438
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              165,000             175,725
--------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                        115,000              98,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $428,388
--------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
--------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                                               $140,000            $154,000
--------------------------------------------------------------------------------------------------------------------------
Electronics - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                     $95,000             $97,138
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 1.5%
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                               $97,000            $110,289
--------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                                                147,000             179,046
--------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                         115,000             138,955
--------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                          100,000             119,584
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $547,874
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 7.1%
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012                                                      $214,588            $198,762
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                           586,385             579,788
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024                                                       59,000              51,551
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040                                                          264,000             295,944
--------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 8.25%, 2014                                                               90,000              88,875
--------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                              32,000              39,120
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                        154,000             168,460
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                10,000              10,500
--------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 4.5%, 2017                                                                    85,000              74,800
--------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 10.625%, 2025                                                           7,000               7,473
--------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                           175,000             212,625
--------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                                             99,000              79,891
--------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                                                  154,000             200,585
--------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                    176,000             250,360
--------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 6.875%, 2011##                                                   100,000              98,000
--------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                 52,000              58,630
--------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                              183,000             192,333
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,607,697
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                           $140,000            $152,950
--------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                  214,000             228,054
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $381,004
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                 $78,000             $85,026
--------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                                  60,000              63,750
--------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                      141,000             158,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $307,401
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.3%
--------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                           $101,000            $103,778
--------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                  55,000              56,788
--------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                   150,000             141,750
--------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                 145,000             174,842
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $477,158
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                    $30,000             $33,450
--------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                                  82,000              97,181
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $130,631
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.3%, 2005                                                        $206,000            $212,695
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                            70,000              68,600
--------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                         130,000             139,750
--------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                            100,000             117,750
--------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                              95,000             107,350
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $646,145
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.3%
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                $165,000            $182,119
--------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                       70,000              71,750
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                          95,000             106,994
--------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        100,000             113,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $473,988
--------------------------------------------------------------------------------------------------------------------------
Industrial - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                       $145,000            $159,500
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                          120,000             114,900
--------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                              15,000              16,088
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $290,488
--------------------------------------------------------------------------------------------------------------------------
International Market Agencies - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                                                EUR 194,000            $243,043
--------------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 19.3%
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007                                                      EUR 137,000            $175,191
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                        455,000             573,654
--------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                                                       255,000             345,910
--------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                                       AUD 144,000             111,057
--------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                                           CAD 290,000             244,733
--------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                                               50,000              41,658
--------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023                                                                  13,000              14,010
--------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                                                        NZD 145,000             101,718
--------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                                                          556,000             386,098
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                                            EUR 135,000             171,379
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                                                   110,000             147,269
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007                                                               DKK 682,000             127,361
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                                                   889,000             165,701
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013                                                                   495,000              88,162
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                        EUR 270,000             358,403
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                            314,000             398,770
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                     198,000             269,439
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                   87,000             119,260
--------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                                242,000             323,137
--------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                                                  203,000             272,025
--------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                                                21,000              27,094
--------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                                               276,000             344,304
--------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                                                  270,000             334,853
--------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                                383,000             500,372
--------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009                                                                   152,000             194,793
--------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                               549,000             708,962
--------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013                                                              114,000             157,295
--------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                                                        GBP 38,000              73,920
--------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                            36,000              68,112
--------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                                              116,000             212,412
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $7,057,052
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.4%
--------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                               $90,000            $103,725
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                      85,000              96,050
--------------------------------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                                                      125,000             131,250
--------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               195,000             187,688
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $518,713
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                         $120,000            $130,350
--------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                                                          67,000              79,009
--------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                            104,000             115,960
--------------------------------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                                        20,000              21,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $346,819
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014##                                                             $15,000             $15,788
--------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                           10,000              10,625
--------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                              90,000              97,200
--------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                 74,000              90,100
--------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                   67,000              76,715
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $290,428
--------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012                                                                          $325,233            $341,242
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2034                                                                         499,999             507,713
--------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2032                                                                         374,681             395,713
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,244,668
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
--------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                             $60,000             $66,150
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.4%
--------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                                 $35,000             $39,375
--------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                               192,000             226,324
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                  60,000              57,900
--------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                              110,000             110,275
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                  100,000             107,289
--------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                   135,000             151,875
--------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                              170,000             186,575
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $879,613
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 10%, 2010                                                      $120,000            $135,900
--------------------------------------------------------------------------------------------------------------------------
Oils - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                                              $109,000            $115,813
--------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                    110,000             122,375
--------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                              114,000             128,360
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $366,548
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.7%
--------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                              $100,000            $115,000
--------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                               142,000             166,850
--------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co.S.A., 8%, 2014##                                                EUR 80,000              97,451
--------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                 $100,000             110,000
--------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                            135,000             139,388
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $628,689
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                $94,000            $116,876
--------------------------------------------------------------------------------------------------------------------------
Retailers - 1.6%
--------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                 $155,000            $165,075
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.3%, 2008                                                                          85,000             104,125
--------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                         100,000             102,500
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                     140,000             154,000
--------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                     70,000              71,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $597,450
--------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                  $135,000            $145,463
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.4%
--------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                              $84,000             $95,130
--------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008##                                                        125,000              93,125
--------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 195,000             205,238
--------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                   135,000             141,413
--------------------------------------------------------------------------------------------------------------------------
Innova S.de R.L., 9.375%, 2013                                                                  51,000              55,463
--------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                         101,000             107,313
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                      100,000             107,500
--------------------------------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009                                                130,000             138,450
--------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                             105,000             103,950
--------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                   50,000              52,750
--------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                           50,000              52,063
--------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                                             100,000             107,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,259,395
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       $23,000             $25,300
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                           25,000              25,531
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                       110,000             142,184
--------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                 60,000              65,700
--------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                              105,000             122,588
--------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                              91,000              95,449
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A, 5.625%, 2007                                                          EUR 96,000             126,053
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013##                                                          $112,000             114,113
--------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                 60,000              59,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $776,618
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%
--------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                              $114,000            $111,720
--------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
--------------------------------------------------------------------------------------------------------------------------
TFM S.A.de C.V., 12.5%, 2012                                                                   $25,000             $27,750
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                    $186,145            $201,461
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                     225,000             226,336
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $427,797
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.5%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007###                                                          $869,129            $928,575
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                              640,141             702,030
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,630,605
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.5%
--------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                         $173,000            $202,155
--------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                   100,000             109,000
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                       90,000              62,100
--------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                    90,000              67,950
--------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                        135,000             143,100
--------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                    66,000              78,928
--------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                           80,000              90,400
--------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             135,000             150,694
--------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                     101,000             105,860
--------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                           70,000              73,500
--------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                    80,000              85,700
--------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008                                                                        35,000              37,888
--------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                          179,000             191,083
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                            30,000              32,213
--------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                             35,000              38,019
--------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                        188,000             197,649
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,666,239
--------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $33,798,793)                                                                     $35,396,714
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.Capital Trust II, 6.5% (Identified Cost, $53,936)                                  1,009             $52,751
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$666,034 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                         $666,000            $666,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $34,518,729)                                                               $36,115,465
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 1.3%                                                                             473,890
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $36,589,355
--------------------------------------------------------------------------------------------------------------------------
* Non-income producing security
^^Interest only security.
##SEC Rule 144A restriction
###Security segregated as collateral for open futures contracts.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.
A list of abbreviations is shown below
AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
NZD = New Zealand Dollar
JPY = Japanese Yen
SEK = Swedish Kronor

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST
RECENT SEMI-ANNUAL OR ANNUAL REPORT.

Country Weightings
--------------------------------------------------------
United States                                      59.9%
--------------------------------------------------------
Germany                                             4.2%
--------------------------------------------------------
Brazil                                              3.2%
--------------------------------------------------------
Russia                                              2.7%
--------------------------------------------------------
France                                              2.6%
--------------------------------------------------------
Mexico                                              2.5%
--------------------------------------------------------
Ireland                                             2.5%
--------------------------------------------------------
Netherlands                                         2.1%
--------------------------------------------------------
Canada                                              2.0%
--------------------------------------------------------
Other                                              18.3%
--------------------------------------------------------

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------


(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                         $34,660,982
                                                       -----------
Gross unrealized appreciation                           $1,686,742
                                                       -----------
Gross unrealized depreciation                             (232,259)
                                                       -----------
Net unrealized appreciation (depreciation)              $1,454,483
                                                       -----------

(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange These financial instruments include forward foreign currency exchange contracts and rates. futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                               NET UNREALIZED
                                   CONTRACTS TO                                        CONTRACTS               APPRECIATION
SETTLEMENT DATE                    DELIVER/RECEIVE     IN EXCHANGE FOR                 AT VALUE                (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------

SALES
-----
10/12/04                             AUD 127,384          $90,446                         $92,457                   $(2,011)
11/15/04                              CAD 71,740           55,000                          56,859                    (1,859)
11/16/04                           DKK 2,293,780          376,783                         383,009                    (6,226)
10/6/04 - 11/22/04                 EUR 5,063,056        6,184,689                       6,291,809                  (107,120)
11/16/04                             GBP 181,898          329,745                         328,303                     1,442
10/12/04                             NZD 725,947          464,417                         491,722                   (27,305)
                                                       ----------------------------------------------------------------------
                                                       $7,501,080                      $7,644,159                  $(143,079)
                                                       ======================================================================
PURCHASES
---------
10/6/2004 - 11/22/04               EUR  1,595,708      $1,962,143                      $1,983,115                     $20,972
11/9/04                            JPY 19,260,360         175,000                         175,571                         571
11/16/04                           SEK  1,230,461         163,718                         168,826                       5,108
                                                       ----------------------------------------------------------------------
                                                       $2,300,861                      $2,327,512                     $26,651
                                                       ======================================================================

At September 30,2004,forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $5,711 with Merrill Lynch International.

At September 30,2004,the series had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS
                                                                                                               Unrealized
                                                                                                               Appreciation
Description                        Expiration          Contracts                       Position                (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 10 Yr.          December 2004       24                              Short                      $(17,724)
                                                                                                                  ---------

At September 30,2004,the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) MID CAP GROWTH SERIES

[graphic omitted]

                                                            [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R) MID CAP GROWTH SERIES
------------------------------------------------------------------------------------------------

STOCKS - 97.4%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Airlines - 1.0%
------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                              107,860          $2,256,431
------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
------------------------------------------------------------------------------------------------
Coach, Inc.*                                                          63,740          $2,703,851
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.0%
------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                   52,610          $2,374,289
------------------------------------------------------------------------------------------------
Biotechnology - 8.9%
------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                       33,620          $1,957,693
------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                     47,540           1,895,420
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                       115,410           6,279,458
------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                               139,220           5,204,044
------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                               32,600           1,722,910
------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                     135,950           3,222,015
------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                        22,820           1,076,191
------------------------------------------------------------------------------------------------
                                                                                     $21,357,731
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.3%
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                         291,460          $3,736,517
------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                        55,000           1,822,150
------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"^*                                  97,050           3,020,196
------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                   47,500           1,551,350
------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                             35,600           1,877,188
------------------------------------------------------------------------------------------------
NTL, Inc.^*                                                           74,455           4,621,422
------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                 66,600             951,714
------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                 36,400           1,150,604
------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                   56,590           1,118,784
------------------------------------------------------------------------------------------------
                                                                                     $19,849,925
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                           130,400          $1,566,104
------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                     74,580           3,972,877
------------------------------------------------------------------------------------------------
                                                                                      $5,538,981
------------------------------------------------------------------------------------------------
Business Services - 9.6%
------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.^                                          49,130          $1,992,713
------------------------------------------------------------------------------------------------
Ceridian Corp.^*                                                      97,110           1,787,795
------------------------------------------------------------------------------------------------
Corporate Executive Board Co. ^                                       69,100           4,231,684
------------------------------------------------------------------------------------------------
DST Systems, Inc.^                                                    64,270           2,858,087
------------------------------------------------------------------------------------------------
Getty Images, Inc.^                                                   87,140           4,818,842
------------------------------------------------------------------------------------------------
Manpower, Inc.^                                                       40,980           1,823,200
------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.^*                                            170,090           4,191,018
------------------------------------------------------------------------------------------------
Robert Half International, Inc.^                                      47,250           1,217,633
------------------------------------------------------------------------------------------------
                                                                                     $22,920,972
------------------------------------------------------------------------------------------------
Chemicals - 0.6%
------------------------------------------------------------------------------------------------
Monsanto Co.                                                          35,400          $1,289,268
------------------------------------------------------------------------------------------------
Computer Software - 9.8%
------------------------------------------------------------------------------------------------
Amdocs Ltd.^                                                         172,610          $3,768,076
------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                             52,090             701,652
------------------------------------------------------------------------------------------------
Intuit, Inc.*                                                         88,300           4,008,820
------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                         93,780           1,884,978
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^                                            93,550           3,263,024
------------------------------------------------------------------------------------------------
NAVTEQ Corp.*                                                         14,210             506,444
------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                      200,460           2,453,630
------------------------------------------------------------------------------------------------
Symantec Corp.^                                                       56,360           3,093,037
------------------------------------------------------------------------------------------------
VERITAS Software Corp.                                               214,030           3,809,734
------------------------------------------------------------------------------------------------
                                                                                     $23,489,395
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.2%
------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                             23,470          $1,721,994
------------------------------------------------------------------------------------------------
Career Education Corp.*                                               42,240           1,200,883
------------------------------------------------------------------------------------------------
                                                                                      $2,922,877
------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%
------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                         26,820          $1,043,566
------------------------------------------------------------------------------------------------
Electronics - 4.4%
------------------------------------------------------------------------------------------------
DuPont Photomasks, Inc.^*                                                120              $2,045
------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^                                     76,940           1,654,210
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^                                        61,990           1,619,799
------------------------------------------------------------------------------------------------
Novellus Systems, Inc.^*                                             115,160           3,062,104
------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^                                                    336,660           2,965,975
------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                         43,100           1,163,700
------------------------------------------------------------------------------------------------
                                                                                     $10,467,833
------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.4%
------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.^                                            23,330          $1,495,453
------------------------------------------------------------------------------------------------
International Game Technology^                                        56,310           2,024,344
------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                         77,340           3,372,024
------------------------------------------------------------------------------------------------
WMS Industries, Inc.^*                                                47,010           1,207,687
------------------------------------------------------------------------------------------------
                                                                                      $8,099,508
------------------------------------------------------------------------------------------------
General Merchandise - 1.8%
------------------------------------------------------------------------------------------------
99 Cents Only Stores^*                                               171,400          $2,439,022
------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                            71,530           1,938,463
------------------------------------------------------------------------------------------------
                                                                                      $4,377,485
------------------------------------------------------------------------------------------------
Internet - 0.7%
------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                 79,300          $1,746,186
------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.^*                                               52,840          $2,430,112
------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
------------------------------------------------------------------------------------------------
Eaton Corp.                                                           19,400          $1,230,154
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.5%
------------------------------------------------------------------------------------------------
Community Health Systems, Inc.^*                                     106,380          $2,838,218
------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                              66,080             713,003
------------------------------------------------------------------------------------------------
                                                                                      $3,551,221
------------------------------------------------------------------------------------------------
Medical Equipment - 14.8%
------------------------------------------------------------------------------------------------
C. R. Bard, Inc.                                                      65,830          $3,727,953
------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                         271,992           6,568,607
------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                         64,760           3,363,634
------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                               64,300           3,750,619
------------------------------------------------------------------------------------------------
Guidant Corp.                                                         56,570           3,735,883
------------------------------------------------------------------------------------------------
Invitrogen Corp.^*                                                    46,900           2,579,031
------------------------------------------------------------------------------------------------
Millipore Corp.*                                                      73,750           3,528,937
------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                         6,600             720,010
------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                66,080           1,785,482
------------------------------------------------------------------------------------------------
Thoratec Corp.^*                                                     128,280           1,234,054
------------------------------------------------------------------------------------------------
Waters Corp.*                                                         98,820           4,357,962
------------------------------------------------------------------------------------------------
                                                                                     $35,352,172
------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                  10,300            $355,846
------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                   12,050             416,305
------------------------------------------------------------------------------------------------
                                                                                        $772,151
------------------------------------------------------------------------------------------------
Oil Services - 3.2%
------------------------------------------------------------------------------------------------
BJ Services Co.                                                       59,610          $3,124,160
------------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                                41,500           2,275,860
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                  51,490           1,578,168
------------------------------------------------------------------------------------------------
Halliburton Co. ^                                                     19,800             667,062
------------------------------------------------------------------------------------------------
                                                                                      $7,645,250
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.1%
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"                                      31,020          $2,605,990
------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                       33,180          $2,407,209
------------------------------------------------------------------------------------------------
Elan Corp. PLC, ADR^*                                                 75,820           1,774,188
------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                  98,310           1,804,972
------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                    130,560           5,097,062
------------------------------------------------------------------------------------------------
                                                                                     $11,083,431
------------------------------------------------------------------------------------------------
Printing & Publishing - 1.2%
------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                           13,700            $570,057
------------------------------------------------------------------------------------------------
Meredith Corp.                                                        45,170           2,320,835
------------------------------------------------------------------------------------------------
                                                                                      $2,890,892
------------------------------------------------------------------------------------------------
Restaurants - 1.0%
------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                            55,800          $2,421,720
------------------------------------------------------------------------------------------------
Specialty Stores - 2.3%
------------------------------------------------------------------------------------------------
PETsMART, Inc.^                                                       94,790          $2,691,088
------------------------------------------------------------------------------------------------
Tiffany & Co. ^                                                       86,920           2,671,921
------------------------------------------------------------------------------------------------
                                                                                      $5,363,009
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 4.7%
------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                           286,240          $5,389,899
------------------------------------------------------------------------------------------------
F5 Networks, Inc.*^                                                   52,010           1,584,225
------------------------------------------------------------------------------------------------
Harris Corp.^                                                         37,880           2,081,127
------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^                                               96,444           2,276,078
------------------------------------------------------------------------------------------------
                                                                                     $11,331,329
------------------------------------------------------------------------------------------------
                                                                                            ----
------------------------------------------------------------------------------------------------
Telephone Services - 0%
------------------------------------------------------------------------------------------------
Covad Communications Group, Inc.*                                        241                $405
------------------------------------------------------------------------------------------------
Trucking - 1.1%
------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                         49,560          $2,562,252
------------------------------------------------------------------------------------------------
Utilities - Telephone - 5.6%
------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                          336,301          $5,162,220
------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                   278,190           4,139,467
------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                   85,280           3,965,520
------------------------------------------------------------------------------------------------
                                                                                     $13,267,207
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $218,180,810)                                        $232,945,593
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.5%
------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost            $5,917,000          $5,917,000
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                       56,379,773         $56,379,773
------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $280,477,583)                                  $295,242,366
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.4)%                                             (56,034,360)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $239,208,006
------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan. +Restricted security.
~ As of September 30,2004,1 security representing $355,846 and less than 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL
OR ANNUAL REPORT.

--------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
--------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                           $281,524,159
                                         ------------
Gross unrealized appreciation             $29,430,074
                                         ------------
Gross unrealized depreciation             (15,711,867)
                                         ------------
Net unrealized appreciation               $13,718,207
                                         ------------

(2) RESTRICTED SECURITIES

The series may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At September 30,2004, the series owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The series does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.


                       Date of        Share/Principal
Description          Acquisition          Amount        Cost          Value
------------------------------------------------------------------------------
Aber Diamond Corp.   1/14/2004            10,300        $398,340      $355,846


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) BOND SERIES

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  MFS(R)BOND SERIES
--------------------------------------------------------------------------------------------------------------------------
BONDS - 96.1%
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 2.2%
--------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC, 8.2%, 2009                                                $203,000            $236,559
--------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp., 8%, 2008                                                               100,000             113,403
--------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.125%, 2009                                                                80,000              89,000
--------------------------------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                                             137,000             159,919
--------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                              112,000             142,182
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $741,063
--------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
--------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                      $142,000            $158,191
--------------------------------------------------------------------------------------------------------------------------
Airlines - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                        $2,537              $2,375
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                                       151,612             149,643
--------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2020                                                        84,319              81,375
--------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.379%, 2010                                                             74,729              69,035
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $302,428
--------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
--------------------------------------------------------------------------------------------------------------------------
SABMiller PLC, 6.625%, 2033##                                                                 $139,000            $154,332
--------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 9.4%
--------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                $90,000             $95,557
--------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2891%, 2026                                                      180,000             190,865
--------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009##                                                       51,802              52,159
--------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2011##                                                92,000             100,089
--------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                                    250,000             247,980
--------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                50,000              52,695
--------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                             88,000              89,822
--------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 1.1655%, 2030^^                                        1,720,836              66,775
--------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                               65,000              69,991
--------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                               50,000              56,250
--------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.6133%, 2009                                                   110,000             126,622
--------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                     100,000             101,327
--------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        270,354             291,443
--------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009##                                                      87,000              85,665
--------------------------------------------------------------------------------------------------------------------------
Drivetime Auto Owner Trust, 1.918%, 2008##                                                     140,000             138,928
--------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8379%, 2023^^                                                    431,632              79,122
--------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                               65,000              74,018
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                          60,000              57,884
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 7.8989%, 2034##                                     110,000             124,348
--------------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, 2.32%, 2040                                                               78,000              78,110
--------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                       95,000              95,685
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 1.1534%, 2028^^                           1,094,121              38,397
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                 105,000             116,448
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                    145,000             155,184
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030##                                                   115,000             125,162
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.7985%, 2030##^^                                            2,527,754              62,190
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.01%, 2030                                                     23,637              24,173
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                    124,379             133,583
--------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 1.0401%, 2031^^                                              1,436,662              36,452
--------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage, Inc., 3.49%, 2029                                                   70,000              70,163
--------------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                                      71,575              76,063
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,113,150
--------------------------------------------------------------------------------------------------------------------------
Automotive - 5.8%
--------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A.Holdings Corp., 7.2%, 2009                                                $143,000            $160,956
--------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                            65,000              78,488
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                    209,000             204,931
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.5%, 2007                                                              115,000             121,806
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                            243,000             271,031
--------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                                            134,000             145,727
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                                  285,000             290,534
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                    71,000              75,807
--------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             309,000             328,088
--------------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96%, 2005                                                                         98,000             101,058
--------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11%, 2009                                                                         62,000              71,585
--------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                              71,000              81,118
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,931,129
--------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.5%
--------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, 4.845% to 2049                                 $86,000            $116,057
--------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011##                                                   123,000             134,378
--------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                                                  92,000              92,000
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                              235,000             273,880
--------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, 5.02% to 2049##                                              219,000             268,243
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                                                    123,947             124,101
--------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625%, 2032                                                                  181,000             198,250
--------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, 3.92% to 2049##                                       163,000             172,333
--------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                    153,000             157,855
--------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co.LLC, 8.44% to 2008, 5.33813% to 2049##                                         236,000             272,184
--------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                        98,000              99,840
--------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, 3.9625% to 2049                                          133,000             135,659
--------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, 4.75825% to 2049##                                      297,000             329,625
--------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                                             100,000              94,500
--------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                              57,000              63,200
--------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.37% to 2049##                            186,000             229,212
--------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 4.875%, 2014                                                                    82,000              81,721
--------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                   164,000             181,051
--------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                                                      103,000             107,120
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $3,131,209
--------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.2%
--------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.875%, 2007                                                              $136,000            $144,330
--------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                  66,000              60,720
--------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                  363,000             425,094
--------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                            72,000              91,803
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $721,947
--------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.8%
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.125%, 2011                                          $193,000            $210,271
--------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                    184,000             207,430
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                   165,000             183,991
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $601,692
--------------------------------------------------------------------------------------------------------------------------
Building - 1.1%
--------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                    $135,000            $147,488
--------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 8%, 2008                                                   110,000             113,025
--------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                            93,000             105,989
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $366,502
--------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5%, 2007                                                                     $83,000             $86,569
--------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                   62,000              66,172
--------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6.125%, 2011                                                                  64,000              69,843
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $222,584
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                  $110,000            $120,014
--------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                     265,000             298,149
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $418,163
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                    $78,000             $83,136
--------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2010                                                                     107,000             116,351
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $199,487
--------------------------------------------------------------------------------------------------------------------------
Containers - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                                                      $105,000            $117,075
--------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                              105,000             111,825
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $228,900
--------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Litton Industries, Inc., 8%, 2009                                                             $165,000            $192,055
--------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 8.3%, 2010                                                                       122,000             145,845
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $337,900
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 1.0%
--------------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 5.25%, 2014##                                                    $76,000             $77,009
--------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd., 9.69%, 2009                                                                 71,000              81,189
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                42,000              47,754
--------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                                          100,000             119,584
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $325,536
--------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                        $72,000             $79,830
--------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                22,000              23,100
--------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2011                                                                    20,000              15,944
--------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                              137,000             143,987
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $262,861
--------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 3.1%
--------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                         $53,000             $58,019
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                         85,000              93,075
--------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                             35,000              38,238
--------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                       78,000              82,607
--------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 8%, 2008                                                                     105,000             116,025
--------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                  193,000             205,675
--------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp., 7.65%, 2006                                                        110,000             116,897
--------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.625%, 2005                                                                78,000              80,776
--------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                145,000             164,693
--------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 6.25%, 2013                                                                   67,000              73,389
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,029,394
--------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
--------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                $152,000            $165,692
--------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                                  49,000              52,063
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $217,755
--------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.3%
--------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                                               $160,000            $200,326
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                   111,000             116,991
--------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                  115,000             126,703
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $444,020
--------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 8.25%, 2005                                                                  $63,000             $65,401
--------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                  100,000             101,191
--------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                                      40,000              45,023
--------------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 6.75%, 2011                                                            46,000              51,776
--------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                            135,000             135,307
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $398,698
--------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012                                                           $120,000            $128,400
--------------------------------------------------------------------------------------------------------------------------
Nabisco, Inc., 6.375%, 2035                                                                     10,000              10,103
--------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                                 178,000             210,954
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $349,457
--------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 6.95%, 2008                                                        $89,000             $90,780
--------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                 262,000             273,063
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $363,843
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
--------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 7.125%, 2007                                                    $125,000            $135,627
--------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                    95,000             107,944
--------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                         100,000             112,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $356,196
--------------------------------------------------------------------------------------------------------------------------
Insurance - 0.5%
--------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007##                                                       $150,000            $165,455
--------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                         $95,000             $96,988
--------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                                      85,000              87,750
--------------------------------------------------------------------------------------------------------------------------
Safeco Corp., 7.25%, 2012                                                                       24,000              27,705
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $212,443
--------------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 0.9%
--------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                                               DKK 538,000            $100,278
--------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                           EUR 73,000             100,420
--------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 5%, 2013                                                                   74,000              99,254
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $299,952
--------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Co., 6.25%, 2006                                                                $75,000             $78,793
--------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                                                   50,000              56,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $135,293
--------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                        $100,000            $117,219
--------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                        141,000             159,459
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $276,678
--------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012##                                       $100,000            $110,381
--------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                122,000             148,544
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $258,925
--------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 6.7%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2012 - 2017                                                                   $242,093            $254,018
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                                  690,449             704,054
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                         329,364             329,177
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2031                                                                  138,721             148,701
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2032                                                                         274,745             288,391
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                           363,171             360,279
--------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034                                                                           64,673              66,893
--------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028                                                                          76,114              80,501
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,232,014
--------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.8%
--------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                              $154,000            $181,531
--------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.875%, 2033                                                  155,000             159,413
--------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                   175,000             198,633
--------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                                 55,000              59,981
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $599,558
--------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                                                    $85,000             $93,500
--------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                    150,000             157,138
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $250,638
--------------------------------------------------------------------------------------------------------------------------
Oils - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034##                                                              $100,000            $106,250
--------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 7.5%, 2032                                                                146,000             170,691
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $276,941
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                             $130,000            $132,634
--------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                $130,000            $137,150
--------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                             123,000             136,744
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $273,894
--------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
--------------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                        $75,000             $87,514
--------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                88,000             103,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $190,914
--------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
--------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.39%, 2004                                                              $127,000            $127,337
--------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.4%
--------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.625%, 2005                                                                $146,000            $148,179
--------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.375%, 2006                                                                 102,000             109,572
--------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                   138,000             151,829
--------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                          135,000             146,003
--------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.35%, 2012                                                            88,000              95,622
--------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                             135,000             141,638
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $792,843
--------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.5%
--------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                               $135,000            $167,853
--------------------------------------------------------------------------------------------------------------------------
Retailers - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                 $100,000            $106,500
--------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             120,000             138,000
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc., 10.55%, 2008                                                                        125,000             153,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $397,625
--------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
--------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                        $103,000            $114,730
--------------------------------------------------------------------------------------------------------------------------
Supranational - 0.2%
--------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                    $61,000             $68,603
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
--------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                         $140,000            $104,300
--------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                          76,000              80,750
--------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.375%, 2009                                                       85,000              89,994
--------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                                             100,000             107,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $382,044
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 5.8%
--------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                                                   $194,000            $197,061
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                        23,000              25,300
--------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                           54,000              55,148
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.5%, 2010                                        193,000             231,327
--------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                       164,000             211,983
--------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                             203,000             212,925
--------------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                          178,000             208,570
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                             135,000             131,862
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                                                         EUR 73,000              95,853
--------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013##                                                          $110,000             112,075
--------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                            70,000              73,661
--------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                             63,000              69,189
--------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                           185,000             205,726
--------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 7.375%, 2032                                                            67,000              74,548
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,905,228
--------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%
--------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                  $109,000            $113,727
--------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                               157,000             153,860
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  $267,587
--------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.4%
--------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                      $110,000            $143,438
--------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.7%
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.125%, 2005                                                                      $229,000            $233,408
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                           387,000             420,911
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                       253,000             281,868
--------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                         52,000              54,041
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                     177,971             180,425
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                     221,974             216,898
--------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                     170,000             171,009
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,558,560
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 5.0%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                              $54,000             $80,544
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                               88,000              94,270
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2007                                                              249,860             266,949
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                              626,000             650,951
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012###                                                               252,828             279,958
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                               278,000             291,813
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $1,664,485
--------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.7%
--------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                         $168,000            $196,313
--------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                        163,000             172,780
--------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                    213,000             240,411
--------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                   176,000             210,476
--------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co.LLC, 6.95%, 2011                                                          173,000             195,448
--------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 163,000             177,812
--------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                           100,000             118,174
--------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375%, 2004                                                        76,000              76,000
--------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                56,571              60,282
--------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                           98,000             104,615
--------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                     61,000              71,022
--------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                    39,000              49,942
--------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 6.05%, 2034                                                        251,000             255,468
--------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7%, 2031                                                                133,000             144,628
--------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                             119,000             123,864
--------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                  149,000             150,420
--------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                        102,000             107,235
--------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                  94,466             106,946
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                $2,561,836
--------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $30,502,603)                                                                     $31,833,945
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.2%
--------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                           $358,000            $358,000
--------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                      372,000             372,000
--------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                   $730,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $31,232,603)                                                               $32,563,945
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 1.7%                                                                             558,192
--------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                            $33,122,137
--------------------------------------------------------------------------------------------------------------------------

 ^^ Interest only security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.
A list of abbreviations is shown below
DKK = Danish Krone
EUR = Euro

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                    $31,494,951
                                                  -----------
Gross unrealized appreciation                      $1,245,873
                                                  -----------
Gross unrealized depreciation                        (176,879)
                                                  -----------
Net unrealized appreciation (depreciation)         $1,068,994
                                                  -----------


(2) FINANCIAL INSTRUMENTS

The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the series has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FUTURES CONTRACTS
                                                                    Unrealized
                                                                   Appreciation
Description             Expiration      Contracts    Position     (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year    December 2004      7           Short         ($2,544)
                                                                     --------

At September 30,2004,the series had sufficient cash and/or securities to cover any margin requirements under these contracts.


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) RESEARCH SERIES

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)RESEARCH SERIES
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.0%
-------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.^                                                                          79,800               $4,451,244
-------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc                                                                        33,400               $1,668,330
-------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      90,000               $3,304,800
-------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc                                                                            64,600               $3,839,824
-------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                  42,040                3,114,323
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,954,147
-------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 10.9%
-------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           170,000               $8,748,200
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                          162,360                7,035,059
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc                                                                                 206,588                9,114,663
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     56,300                3,673,012
-------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                             47,800                2,157,214
-------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                     172,500                4,347,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $35,075,148
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.5%
-------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    31,000               $1,757,080
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                                  17,200                1,001,556
-------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 111,000                6,039,510
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          62,200                2,325,036
-------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                               109,600                2,597,520
-------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                  16,600                  782,856
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,503,558
-------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                            112,300               $3,171,352
-------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc.^*                                                                           73,600                1,059,104
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,230,456
-------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 6.3%
-------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                      196,530              $10,958,513
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc                                                                        58,000                5,407,920
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                                               71,400                3,803,478
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $20,169,911
-------------------------------------------------------------------------------------------------------------------------------
Business Services - 3.8%
-------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                           105,840               $2,862,972
-------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.^*                                                                               123,800                2,279,158
-------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                   87,700                3,057,222
-------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                            69,020                3,816,806
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,016,158
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                                    75,500               $3,231,400
-------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                   139,400                5,076,948
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,308,348
-------------------------------------------------------------------------------------------------------------------------------
Computer Software - 4.6%
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.^*                                                                                  211,080               $4,607,876
-------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                                                        59,900                1,575,370
-------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                     44,400                1,548,672
-------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                  317,500                3,581,400
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                 80,800                  988,992
-------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        142,000                2,527,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,829,910
-------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     82,300               $2,929,880
-------------------------------------------------------------------------------------------------------------------------------
Construction - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                                    81,100               $2,800,383
-------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.5%
-------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                         56,000               $1,592,080
-------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           65,900                2,977,362
-------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                            47,250                3,051,877
-------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc                                                                         141,110                2,827,844
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            13,320                  720,878
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,170,041
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.2%
-------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                     46,400               $2,737,600
-------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                           321,200               10,785,896
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,523,496
-------------------------------------------------------------------------------------------------------------------------------
Electronics - 2.3%
-------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc                                                                             44,200               $1,714,076
-------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                             103,000                2,214,500
-------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                  66,400                1,735,032
-------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                   58,600                1,582,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,245,808
-------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
-------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                         362,100               $3,460,580
-------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                  14,700                1,217,895
-------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               56,500                2,730,645
-------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                 50,400                5,149,368
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,558,488
-------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       39,000               $1,643,070
-------------------------------------------------------------------------------------------------------------------------------
Kroger Co.*                                                                                     51,200                  794,624
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,437,694
-------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.2%
-------------------------------------------------------------------------------------------------------------------------------
Coolbrands International, Inc.*                                                                170,500               $1,250,843
-------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.^                                                                            61,300                2,752,370
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc                                                                                   130,080                6,328,392
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,331,605
-------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.^                                                                                 94,200               $4,454,718
-------------------------------------------------------------------------------------------------------------------------------
General Merchandise - 3.4%
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                  122,920                5,923,515
-------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   106,180                4,804,645
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,728,160
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc                                                              105,350               $7,162,746
-------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc                                                                                   120,500                4,657,325
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,820,071
-------------------------------------------------------------------------------------------------------------------------------
Internet - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                     18,400               $1,691,696
-------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  153,000                5,188,230
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,879,926
-------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc                                                                                21,100               $1,697,495
-------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                     26,700                1,693,047
-------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                      47,700                1,646,476
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,037,018
-------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                                  69,400               $1,891,150
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc                                                                                        82,000                3,128,300
-------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                        423,480                4,569,349
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,588,799
-------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc.^*                                                                              65,100               $1,331,946
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                222,900               $5,008,563
-------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
NiSource, Inc                                                                                   80,600               $1,693,406
-------------------------------------------------------------------------------------------------------------------------------
Oil Services - 4.1%
-------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            121,428               $3,721,768
-------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 99,930                3,366,642
-------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^*                                                                                   90,710                4,077,415
-------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                     104,000                2,058,160
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,223,985
-------------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                       100,700               $2,316,100
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%
-------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             78,300               $3,316,788
-------------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR^*                                                                            34,100                  797,940
-------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                            94,600                1,736,856
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              133,370                7,512,732
-------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                               42,700                1,667,008
-------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          119,800                4,480,520
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $19,511,844
-------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                     99,480               $4,139,363
-------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                      24,300               $1,054,620
-------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                         178,070               $3,999,452
-------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Gap, Inc                                                                                        85,400               $1,596,980
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                                                       124,606               $3,004,251
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc                                                                                     23,400                 $530,712
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           345,040                6,245,224
-------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                          33,400                1,043,416
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,819,352
-------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   282,850               $5,693,770
-------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc                                                                     46,420                1,828,020
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,521,790
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc                                                                               48,610               $2,286,614
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                    50,200               $1,841,838
-------------------------------------------------------------------------------------------------------------------------------
PPL Corp.^                                                                                      37,000                1,745,660
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,587,498
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                              47,670               $2,216,655
-------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $306,633,587)                                                                       $317,330,516
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                           $700,000                 $700,000
-------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                      726,000                  726,000
-------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                             $1,426,000
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 15.4%
-------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   49,295,518              $49,295,518
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $357,355,105)                                                                  $368,052,034
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (14.9)%                                                                           (47,599,515)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $320,452,519
-------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                        $360,056,838
                                      ------------
Gross unrealized appreciation          $22,232,686
                                      ------------
Gross unrealized depreciation          (14,237,490)
                                      ------------
Net unrealized appreciation             $7,995,196
                                      ------------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04


MFS(R) INVESTORS TRUST SERIES

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R)INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------
STOCKS - 98.2%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Aerospace - 4.3%
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                214,060         $11,940,267
------------------------------------------------------------------------------------------------
United Technologies Corp.                                            159,600          14,903,448
------------------------------------------------------------------------------------------------
                                                                                     $26,843,715
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                             91,100          $4,550,445
------------------------------------------------------------------------------------------------
Automotive - 0.9%
------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.^                                                89,830          $5,339,495
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.1%
------------------------------------------------------------------------------------------------
American Express Co.                                                 184,700          $9,504,662
------------------------------------------------------------------------------------------------
Bank of America Corp.                                                269,900          11,694,767
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                      155,163           6,845,792
------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                          135,400           5,333,406
------------------------------------------------------------------------------------------------
Fannie Mae                                                            25,650           1,626,210
------------------------------------------------------------------------------------------------
Freddie Mac                                                           95,200           6,210,848
------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                             350,200          13,913,446
------------------------------------------------------------------------------------------------
MBNA Corp.                                                           170,200           4,289,040
------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                    155,530           9,274,254
------------------------------------------------------------------------------------------------
                                                                                     $68,692,425
------------------------------------------------------------------------------------------------
Biotechnology - 2.0%
------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                          85,900          $4,868,812
------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                       136,530           7,428,597
------------------------------------------------------------------------------------------------
                                                                                     $12,297,409
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.7%
------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                  206,591          $5,834,130
------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                 20,600             307,352
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                    177,441           5,954,920
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                      203,100           4,579,905
------------------------------------------------------------------------------------------------
                                                                                     $16,676,307
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.8%
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             63,580          $5,928,199
------------------------------------------------------------------------------------------------
Legg Mason, Inc.^                                                     87,690           4,671,246
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                            133,840           6,654,525
------------------------------------------------------------------------------------------------
                                                                                     $17,253,970
------------------------------------------------------------------------------------------------
Business Services - 1.3%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                 236,750          $6,404,088
------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                         44,570           1,553,710
------------------------------------------------------------------------------------------------
                                                                                      $7,957,798
------------------------------------------------------------------------------------------------
Chemicals - 3.7%
------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                     198,900          $8,986,302
------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                        136,180           5,828,504
------------------------------------------------------------------------------------------------
Monsanto Co.                                                         122,650           4,466,913
------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                  57,490           3,522,987
------------------------------------------------------------------------------------------------
                                                                                     $22,804,706
------------------------------------------------------------------------------------------------
Computer Software - 3.9%
------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                         152,600          $3,331,258
------------------------------------------------------------------------------------------------
Microsoft Corp.                                                      325,418           8,997,808
------------------------------------------------------------------------------------------------
Oracle Corp.*                                                        588,400           6,637,152
------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                      104,500           1,279,080
------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                              231,890           4,127,642
------------------------------------------------------------------------------------------------
                                                                                     $24,372,940
------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.3%
------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                126,400          $4,898,000
------------------------------------------------------------------------------------------------
Dell, Inc.*                                                          264,090           9,401,604
------------------------------------------------------------------------------------------------
                                                                                     $14,299,604
------------------------------------------------------------------------------------------------
Construction - 0.9%
------------------------------------------------------------------------------------------------
Masco Corp.                                                          160,000          $5,524,800
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.7%
------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                176,460          $7,972,463
------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                 105,540           6,816,829
------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                 153,100           8,285,772
------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                260,960           6,401,629
------------------------------------------------------------------------------------------------
                                                                                     $29,476,693
------------------------------------------------------------------------------------------------
Electrical Equipment - 4.9%
------------------------------------------------------------------------------------------------
General Electric Co.                                                 536,663         $18,021,144
------------------------------------------------------------------------------------------------
Tyco International Ltd.                                              398,030          12,203,600
------------------------------------------------------------------------------------------------
                                                                                     $30,224,744
------------------------------------------------------------------------------------------------
Electronics - 1.0%
------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                 155,530          $6,031,453
------------------------------------------------------------------------------------------------
Energy - Independent - 2.2%
------------------------------------------------------------------------------------------------
EnCana Corp.                                                          74,990          $3,472,037
------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                   51,700           3,404,445
------------------------------------------------------------------------------------------------
Unocal Corp.                                                         159,720           6,867,960
------------------------------------------------------------------------------------------------
                                                                                     $13,744,442
------------------------------------------------------------------------------------------------
Energy - Integrated - 4.0%
------------------------------------------------------------------------------------------------
BP PLC, ADR                                                          299,994         $17,258,655
------------------------------------------------------------------------------------------------
TOTAL S. A., ADR                                                      73,940           7,554,450
------------------------------------------------------------------------------------------------
                                                                                     $24,813,105
------------------------------------------------------------------------------------------------
Entertainment - 1.1%
------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                  239,380          $6,640,401
------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.2%
------------------------------------------------------------------------------------------------
CVS Corp.                                                            173,070          $7,291,439
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.4%
------------------------------------------------------------------------------------------------
General Mills, Inc.                                                  142,100          $6,380,290
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                        175,041           8,515,745
------------------------------------------------------------------------------------------------
                                                                                     $14,896,035
------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
------------------------------------------------------------------------------------------------
Carnival Corp.                                                       130,900          $6,190,261
------------------------------------------------------------------------------------------------
General Merchandise - 1.4%
------------------------------------------------------------------------------------------------
Target Corp.                                                         197,880          $8,954,070
------------------------------------------------------------------------------------------------
Insurance - 2.7%
------------------------------------------------------------------------------------------------
American International Group, Inc.                                   207,408         $14,101,670
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               44,610           2,762,697
------------------------------------------------------------------------------------------------
                                                                                     $16,864,367
------------------------------------------------------------------------------------------------
Internet - 1.7%
------------------------------------------------------------------------------------------------
eBay, Inc.*                                                           60,200          $5,534,788
------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                        147,000           4,984,770
------------------------------------------------------------------------------------------------
                                                                                     $10,519,558
------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                60,800          $2,796,192
------------------------------------------------------------------------------------------------
Machinery & Tools - 2.5%
------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                     92,540          $7,444,843
------------------------------------------------------------------------------------------------
Eaton Corp.                                                           79,000           5,009,390
------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                             32,080           2,988,894
------------------------------------------------------------------------------------------------
                                                                                     $15,443,127
------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
------------------------------------------------------------------------------------------------
HCA, Inc.                                                            128,720          $4,910,668
------------------------------------------------------------------------------------------------
Medical Equipment - 3.9%
------------------------------------------------------------------------------------------------
Baxter International, Inc.                                           200,350          $6,443,256
------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                              70,500           2,800,965
------------------------------------------------------------------------------------------------
Guidant Corp.                                                        109,690           7,243,928
------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                      124,100           6,440,790
------------------------------------------------------------------------------------------------
Synthes, Inc.                                                         12,900           1,407,292
------------------------------------------------------------------------------------------------
                                                                                     $24,336,231
------------------------------------------------------------------------------------------------
Oil Services - 2.9%
------------------------------------------------------------------------------------------------
Halliburton Co.                                                      223,780          $7,539,148
------------------------------------------------------------------------------------------------
Noble Corp.*                                                         160,920           7,233,354
------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                     45,230           3,044,431
------------------------------------------------------------------------------------------------
                                                                                     $17,816,933
------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
------------------------------------------------------------------------------------------------
EMC Corp.*                                                           284,400          $3,281,976
------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                     48,600           4,082,886
------------------------------------------------------------------------------------------------
                                                                                      $7,364,862
------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.3%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                  165,000          $6,989,400
------------------------------------------------------------------------------------------------
Allergan, Inc.                                                        51,530           3,738,502
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                      101,700           6,107,085
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                    422,946          23,824,548
------------------------------------------------------------------------------------------------
Roche Holding AG                                                      63,290           6,549,080
------------------------------------------------------------------------------------------------
Wyeth                                                                116,510           4,357,474
------------------------------------------------------------------------------------------------
                                                                                     $51,566,089
------------------------------------------------------------------------------------------------
Restaurants - 0.4%
------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                   111,220          $2,684,851
------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
------------------------------------------------------------------------------------------------
Praxair, Inc.                                                        147,380          $6,299,021
------------------------------------------------------------------------------------------------
Specialty Stores - 1.8%
------------------------------------------------------------------------------------------------
Gap, Inc.                                                            267,600          $5,004,120
------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                       282,130           6,218,145
------------------------------------------------------------------------------------------------
                                                                                     $11,222,265
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                              330,204          $7,961,218
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.4%
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                 717,702         $12,990,406
------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                               250,000           7,810,000
------------------------------------------------------------------------------------------------
                                                                                     $20,800,406
------------------------------------------------------------------------------------------------
Telephone Services - 1.1%
------------------------------------------------------------------------------------------------
Sprint Corp.                                                         349,080          $7,026,980
------------------------------------------------------------------------------------------------
Trucking - 2.4%
------------------------------------------------------------------------------------------------
FedEx Corp.                                                           73,870          $6,329,920
------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                     111,750           8,484,060
------------------------------------------------------------------------------------------------
                                                                                     $14,813,980
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.9%
------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                             94,630          $6,174,608
------------------------------------------------------------------------------------------------
Entergy Corp.                                                         25,000           1,515,250
------------------------------------------------------------------------------------------------
Exelon Corp.                                                         117,780           4,321,346
------------------------------------------------------------------------------------------------
                                                                                     $12,011,204
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $573,580,669)                                        $609,314,209
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.2%
------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                               $3,945,000          $3,945,000
------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/1/04                           3,478,000           3,478,000
------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                       $7,423,000
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.8%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                       23,658,545         $23,658,545
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.1%
------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/1/04,
total to be received $6,552,339 (secured by various
U. S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                             $6,552,000          $6,552,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $611,214,214)                                   $646,947,754
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.3)%                                              (26,617,185)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $620,330,569
------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.
FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

SUPPLEMENTAL SCHEDULES (UNAUDITED)


(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate cost                                   $626,721,493
                                                 ------------
Gross unrealized appreciation                     $33,168,759
                                                 ------------
Gross unrealized depreciation                     (12,942,498)
                                                 ------------
Net unrealized appreciation (depreciation)        $20,226,261
                                                 ------------

(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) CAPITAL OPPORTUNITIES SERIES

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)CAPITAL OPPORTUNITIES SERIES
-------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.6%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Aerospace - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                           44,950               $2,507,311
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                          42,500                 $578,850
-------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.^                                                                      20,450                 $750,924
-------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 7.3%
-------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            27,500               $1,415,150
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                           27,736                1,201,801
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 67,282                2,968,482
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     31,040                2,025,050
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                         43,500                1,728,255
-------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      36,900                  929,880
-------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                             7,500                  306,000
-------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                              24,430                1,321,663
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,896,281
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.4%
-------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                    17,670               $1,001,536
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                14,900                  781,058
-------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                  26,431                1,438,111
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                          33,600                1,255,968
-------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                                48,100                1,139,970
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,616,643
-------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 9.2%
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                                              16,340                 $509,318
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                             43,700                1,234,088
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                    141,190                3,942,025
-------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                                            9,500                  141,740
-------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                              5,010                  155,911
-------------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                                              5,000                  163,300
-------------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd., ADR                                                                             25,400                  795,782
-------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              24,600                  397,044
-------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                           16,000                  505,760
-------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              137,282                4,607,184
-------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 93,000                2,097,150
-------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                             22,030                  435,533
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,984,835
-------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                        2,620                 $244,289
-------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                          80,280                2,222,953
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       42,420                2,109,122
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,576,364
-------------------------------------------------------------------------------------------------------------------------------
Business Services - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            29,400                 $795,270
-------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                   19,600                  683,256
-------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                             4,000                  221,200
-------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                        14,200                  349,888
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,049,614
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
E.I.du Pont de Nemours & Co.                                                                    22,490                 $962,572
-------------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.0%
-------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                     24,600                 $345,630
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                    21,000                  458,430
-------------------------------------------------------------------------------------------------------------------------------
Ascential Software Corp.*                                                                       11,600                  156,252
-------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                         73,500                1,933,050
-------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                                   21,240                  426,924
-------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                     28,700                1,001,056
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                221,950                6,136,913
-------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                   61,003                  688,114
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                 39,000                  477,360
-------------------------------------------------------------------------------------------------------------------------------
SAP AG, ADR^                                                                                    23,900                  930,905
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                 17,500                  960,400
-------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         63,800                1,135,640
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $14,650,674
-------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     44,350               $1,578,860
-------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                           13,840                1,186,642
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,765,502
-------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                             19,660                 $858,749
-------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                          3,000                   85,290
-------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                                                         63,900                1,280,556
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                             6,000                  324,720
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,549,315
-------------------------------------------------------------------------------------------------------------------------------
Containers - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                          120,820               $1,933,120
-------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                  34,180                  662,067
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,595,187
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.4%
-------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                      8,700                 $513,300
-------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                             9,600                  594,144
-------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            96,640                3,245,171
-------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                         37,241                1,141,809
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,494,424
-------------------------------------------------------------------------------------------------------------------------------
Electronics - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                                             6,300                 $215,838
-------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            25,070                  972,215
-------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                        23,800                  392,462
-------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.*                                                                                6,700                  277,916
-------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                          8,010                  290,282
-------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                                 15,500                  405,015
-------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                  6,830                  288,841
-------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                         14,500                  385,555
-------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                              53,100                  467,811
-------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         24,240                  515,827
-------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                    26,300                  710,100
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,921,862
-------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                              17,440               $1,238,414
-------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                              8,600                 $238,564
-------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                       19,500                 $821,535
-------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                                239,230                  842,090
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,663,625
-------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                             34,200               $1,535,580
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   43,640                2,123,086
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,658,666
-------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                  25,990                 $992,558
-------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                  25,100               $1,186,979
-------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                   12,000                  523,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,710,179
-------------------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                   28,720               $1,384,017
-------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    28,180                1,275,145
-------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                           14,070                  748,524
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,407,686
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                  39,710               $1,905,683
-------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              22,050                1,499,180
-------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                                  71,800                1,267,988
-------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                         23,210                1,437,395
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,110,246
-------------------------------------------------------------------------------------------------------------------------------
Internet - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                      7,500                 $689,550
-------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                           27,300                  601,146
-------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   37,500                1,271,625
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,562,321
-------------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                           8,200                 $377,118
-------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                                    66,300                1,202,019
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,579,137
-------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                      2,900                 $183,889
-------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                        3,400                  316,778
-------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                            5,200                  306,072
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $806,739
-------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                                  32,060                 $873,635
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                       15,200                  579,880
-------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.^*                                                                         6,000                  178,260
-------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                        137,140                1,479,741
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,111,516
-------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                 31,160               $1,617,204
-------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                   12,400                  546,840
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,164,044
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                 68,100               $1,530,207
-------------------------------------------------------------------------------------------------------------------------------
Oil Services - 4.6%
-------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 20,660               $1,082,791
-------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                           28,310                1,552,520
-------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                             84,375                2,586,094
-------------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                    52,810                2,373,810
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,595,215
-------------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                      54,700                 $631,238
-------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        24,800                  570,400
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,201,638
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.7%
-------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             50,630               $2,144,687
-------------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR^*                                                                            11,400                  266,760
-------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 12,000                  720,600
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              105,610                5,949,011
-------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                               69,430                2,291,190
-------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    60,743                1,858,736
-------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                          113,693                4,252,118
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $17,483,102
-------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                       4,800                 $208,320
-------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                          18,010                 $404,505
-------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                              11,300                 $612,912
-------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                       59,900                1,120,130
-------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                29,280                1,147,776
-------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                                9,600                  163,584
-------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.^*                                                            1,100                   23,155
-------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                   11,200                  333,984
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,401,541
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.8%
-------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR                                                                  16,900                 $659,607
-------------------------------------------------------------------------------------------------------------------------------
Andrew Corp.^*                                                                                  27,100                  331,704
-------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                               219,200                3,007,424
-------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                         92,496                2,230,079
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,228,814
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.6%
-------------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.^                                                                                   14,200                 $322,056
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           136,810                2,476,261
-------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                      10,900                  205,247
-------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc.^*                                                                        21,500                  204,035
-------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.^*                                                                     37,300                  118,241
-------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                         480,900                1,635,060
-------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^*                                                          31,900                  996,556
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $5,957,456
-------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 4.6%
-------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                   202,480               $4,075,922
-------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                    89,510                3,524,904
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $7,600,826
-------------------------------------------------------------------------------------------------------------------------------
Trucking - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                      9,630                 $825,195
-------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                 9,730                  738,702
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,563,897
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                 413,030               $1,197,787
-------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                       15,470                  741,322
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,939,109
-------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $154,982,071)                                                                       $161,258,683
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04, at Amortized Cost                                        $552,000                 $552,000
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES
-------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 6.3%
-------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   10,270,043              $10,270,043
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
$2,308,119 (secured by various U.S.Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                       $2,308,000               $2,308,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $168,112,114)                                                                  $174,388,726
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (6.6)%                                                                            (10,779,197)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $163,609,529
-------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                       $172,079,077
                                                     ------------
Gross unrealized appreciation                          $9,906,856
                                                     ------------
Gross unrealized depreciation                          (7,597,207)
                                                     ------------
Net unrealized appreciation (depreciation)             $2,309,649
                                                     ------------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) UTILITIES SERIES

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                  MFS(R) UTILITIES SERIES
------------------------------------------------------------------------------------------------
STOCKS - 89.6%
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 15.5%
------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"^*                                     244,500          $4,958,460
------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                         254,200           3,258,844
------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                   114,400           3,565,848
------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                   16,500             465,960
------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                          379,200          10,587,264
------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                        80,400           2,663,652
------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                164,200           2,449,864
------------------------------------------------------------------------------------------------
Dex Media, Inc.^*                                                    114,170           2,416,979
------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                  128,180           3,988,962
------------------------------------------------------------------------------------------------
Grupo Televisa S. A., ADR^                                           109,900           5,795,027
------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR                                                 205,700           6,444,581
------------------------------------------------------------------------------------------------
NTL, Inc.*                                                            33,300           2,066,931
------------------------------------------------------------------------------------------------
R. H. Donnelley Corp.*                                                24,900           1,229,064
------------------------------------------------------------------------------------------------
Radio One, Inc., "A"^*                                                36,600             523,014
------------------------------------------------------------------------------------------------
Rogers Communications, Inc.*                                          10,600             215,136
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                   173,000           2,792,220
------------------------------------------------------------------------------------------------
TV Azteca S. A. de C. V., ADR^                                       494,100           5,000,292
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                    209,420           7,028,135
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       94,900           2,139,995
------------------------------------------------------------------------------------------------
                                                                                     $67,590,228
------------------------------------------------------------------------------------------------
Business Services - 0.5%
------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                         47,400          $2,203,348
------------------------------------------------------------------------------------------------
Conglomerates - 1.8%
------------------------------------------------------------------------------------------------
E.ON AG                                                             108,400          $8,003,630
------------------------------------------------------------------------------------------------
Energy - Independent - 1.3%
------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                     2,900            $205,929
------------------------------------------------------------------------------------------------
EnCana Corp.                                                          35,400           1,638,252
------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                    141,000           3,798,540
------------------------------------------------------------------------------------------------
                                                                                      $5,642,721
------------------------------------------------------------------------------------------------
Energy - Integrated - 0.6%
------------------------------------------------------------------------------------------------
CPFL Energia S. A.*                                                  157,980          $2,761,490
------------------------------------------------------------------------------------------------
Entertainment - 0.7%
------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                  107,500          $2,982,050
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 9.1%
------------------------------------------------------------------------------------------------
AGL Resources, Inc.^                                                 257,100          $7,910,967
------------------------------------------------------------------------------------------------
Energen Corp.                                                          4,000             206,200
------------------------------------------------------------------------------------------------
Equitable Resources, Inc.^                                           120,690           6,554,674
------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.^                                           242,040           6,372,913
------------------------------------------------------------------------------------------------
NiSource, Inc.                                                       152,200           3,197,722
------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                          168,600           4,386,972
------------------------------------------------------------------------------------------------
Questar Corp.^                                                        51,370           2,353,773
------------------------------------------------------------------------------------------------
Sempra Energy                                                        162,800           5,891,732
------------------------------------------------------------------------------------------------
Snam Rete Gas S. p. A                                                289,800           1,401,262
------------------------------------------------------------------------------------------------
Southern Union Co. ^                                                  72,600           1,488,300
------------------------------------------------------------------------------------------------
                                                                                     $39,764,515
------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 4.1%
------------------------------------------------------------------------------------------------
El Paso Corp.                                                        261,100          $2,399,509
------------------------------------------------------------------------------------------------
Enagas S. A                                                          758,200           9,075,725
------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                  104,596           6,570,721
------------------------------------------------------------------------------------------------
                                                                                     $18,045,955
------------------------------------------------------------------------------------------------
Oil Services - 4.3%
------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                 26,400          $1,447,776
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   74,300           2,277,295
------------------------------------------------------------------------------------------------
Halliburton Co.                                                      239,100           8,055,279
------------------------------------------------------------------------------------------------
Noble Corp.*                                                          67,800           3,047,610
------------------------------------------------------------------------------------------------
Pride International, Inc.*                                           194,200           3,843,218
------------------------------------------------------------------------------------------------
                                                                                     $18,671,178
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 7.1%
------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                              241,970          $1,848,651
------------------------------------------------------------------------------------------------
America Movil S. A. de C. V., ADR                                    286,400          11,178,192
------------------------------------------------------------------------------------------------
Rogers Wireless Communications, Inc.*                                 27,300             856,555
------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                    8,220           1,252,809
------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR^                                            189,800           3,691,610
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                 5,087,176          12,189,064
------------------------------------------------------------------------------------------------
                                                                                     $31,016,881
------------------------------------------------------------------------------------------------
Telephone Services - 11.9%
------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S. A., ADR^                             135,400          $4,386,960
------------------------------------------------------------------------------------------------
Citizens Communications Co.                                          465,800           6,237,062
------------------------------------------------------------------------------------------------
Completel Europe N. V.*                                                3,843             123,434
------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                  328,200           6,094,814
------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                                615,900           1,711,576
------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                  173,100           2,803,574
------------------------------------------------------------------------------------------------
Royal KPN N. V                                                       597,400           4,477,688
------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                             124,800           3,238,560
------------------------------------------------------------------------------------------------
Sprint Corp.                                                         424,600           8,547,198
------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                  1,060,564           4,237,775
------------------------------------------------------------------------------------------------
Telefonica S. A                                                      461,100           6,906,427
------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          88,752           3,495,054
------------------------------------------------------------------------------------------------
                                                                                     $52,260,122
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 31.8%
------------------------------------------------------------------------------------------------
AES Corp.*                                                         1,005,400         $10,043,946
------------------------------------------------------------------------------------------------
AWG PLC                                                              200,300           2,485,819
------------------------------------------------------------------------------------------------
Calpine Corp.*                                                       119,110             345,419
------------------------------------------------------------------------------------------------
Cinergy Corp.^                                                       186,500           7,385,400
------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.^                                    192,250           7,659,240
------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                            115,110           7,510,927
------------------------------------------------------------------------------------------------
Endesa S. A                                                          231,300           4,407,467
------------------------------------------------------------------------------------------------
Enel S. p. A                                                         832,700           6,810,605
------------------------------------------------------------------------------------------------
Enersis S. A., ADR                                                   583,500           4,224,540
------------------------------------------------------------------------------------------------
Entergy Corp.                                                        255,960          15,513,736
------------------------------------------------------------------------------------------------
Exelon Corp.                                                         431,400          15,828,066
------------------------------------------------------------------------------------------------
International Power                                                  462,679          $1,213,378
------------------------------------------------------------------------------------------------
PG&E Corp.*                                                          367,490          11,171,696
------------------------------------------------------------------------------------------------
PPL Corp.                                                            233,950          11,037,761
------------------------------------------------------------------------------------------------
Red Electrica de Espana S. A                                         123,800           2,254,392
------------------------------------------------------------------------------------------------
Reliant Energy, Inc.^*                                               265,400           2,476,182
------------------------------------------------------------------------------------------------
SCANA Corp.^                                                          52,900           1,975,286
------------------------------------------------------------------------------------------------
Severn Trent PLC                                                     174,600           2,777,389
------------------------------------------------------------------------------------------------
Suez S. A                                                            181,000           3,883,208
------------------------------------------------------------------------------------------------
TXU Corp.                                                            184,160           8,824,947
------------------------------------------------------------------------------------------------
United Utilities PLC                                                 115,300           1,160,409
------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                            402,600           2,676,934
------------------------------------------------------------------------------------------------
Veolia Environnement                                                 217,693           6,269,628
------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                   50,600           1,022,120
------------------------------------------------------------------------------------------------
                                                                                    $138,958,495
------------------------------------------------------------------------------------------------
Utilities - Telephone - 0.9%
------------------------------------------------------------------------------------------------
Crown Castle International Corp.^*                                    82,210          $1,223,285
------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                   55,400           2,576,100
------------------------------------------------------------------------------------------------
                                                                                      $3,799,385
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $348,533,630)                                        $391,699,998
------------------------------------------------------------------------------------------------
BONDS - 5.2%
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0%
------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.3571%, 2023##                          $684,967             $95,198
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.2%
------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                            $89,000             $97,463
------------------------------------------------------------------------------------------------
Rogers Cable, Inc.,5.5%, 2014                                      1,018,000             936,560
------------------------------------------------------------------------------------------------
                                                                                      $1,034,023
------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                 $315,000            $344,137
------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.4%
------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                     $1,561,000          $1,674,773
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                 $1,760,000          $1,830,400
------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.3%
------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                            $770,000            $847,000
------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                562,000             573,942
------------------------------------------------------------------------------------------------
                                                                                      $1,420,942
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.8%
------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                           $1,426,000          $1,586,425
------------------------------------------------------------------------------------------------
AES Corp.,9%, 2015##                                                 560,000             631,400
------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012                         995,000           1,099,475
------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                737,000             861,204
------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                       1,695,000           1,279,725
------------------------------------------------------------------------------------------------
DPL, Inc.,6.875%, 2011                                             1,826,000           1,935,560
------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A.,8.35%, 2013                  2,261,000           2,523,853
------------------------------------------------------------------------------------------------
Enersis S. A.,7.375%, 2014##                                       1,428,000           1,496,708
------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                       2,015,000           2,158,569
------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                374,000             399,245
------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                             1,152,000           1,270,080
------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                 380,000             408,025
------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                  680,000             738,650
------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009**                                16,000               2,120
------------------------------------------------------------------------------------------------
                                                                                     $16,391,039
------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $22,143,578)                                           $22,790,512
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.1%
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
------------------------------------------------------------------------------------------------
Sempra Energy, 8.5%                                                   42,100          $1,303,416
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
------------------------------------------------------------------------------------------------
Crown Castle International Corp., 6.25%^*                              8,900            $409,400
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.7%
------------------------------------------------------------------------------------------------
AES Trust III, 6.75%^                                                 37,280          $1,651,131
------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc., 10.25%^                        27,200           1,592,560
------------------------------------------------------------------------------------------------
                                                                                      $3,243,691
------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Identified Cost, $4,545,104)                                                         $4,956,507
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.8%
------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                               $8,252,000          $8,252,000
------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                          8,526,000           8,526,000
------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                      $16,778,000
------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.8%
------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                       33,889,116         $33,889,116
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $425,889,428)                                   $470,114,133
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (7.5)%                                              (32,976,592)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $437,137,541
------------------------------------------------------------------------------------------------

 * Non-income producing security.
** Non-income producing security -- in default.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS

United States                                   62.7%
-----------------------------------------------------
Spain                                            5.2%
-----------------------------------------------------
Great Britain                                    5.1%
-----------------------------------------------------
Mexico                                           5.0%
-----------------------------------------------------
Germany                                          3.2%
-----------------------------------------------------
France                                           2.3%
-----------------------------------------------------
South Korea                                      2.2%
-----------------------------------------------------
Chile                                            1.9%
-----------------------------------------------------
Italy                                            1.9%
-----------------------------------------------------
Other                                           10.5%
-----------------------------------------------------

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                              $430,818,975
                                            ------------
Gross unrealized appreciation                $46,767,554
                                            ------------
Gross unrealized depreciation                 (7,472,396)
                                            ------------
Net unrealized appreciation                  $39,295,158
                                            ------------

(2) Financial Instruments
The series trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the variable account has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                CONTRACTS TO                                          CONTRACTS                 APPRECIATION
SETTLEMENT DATE                 DELIVER/RECEIVE            IN EXCHANGE FOR            AT VALUE                  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------

SALES
-----
10/6/04 - 11/22/04              EUR 30,068,870             $36,552,996                $37,369,279               ($816,283)
     11/16/04                   GBP 4,009,154               7,244,541                  7,236,018                   8,523
                                                           -------------------------------------------------------------------
                                                           $43,797,537                $44,605,297               ($807,760)
                                                           ===================================================================

PURCHASES
---------
10/6/04                         EUR 5,467,028              $6,794,614                 $6,795,217                $603

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U. S. Dollar.
A list of abbreviations is shown below.

EUR = Euro
GBP = British Pound

At September 30,2004, the series had sufficient cash and/or securities to cover any commitments under these contracts.



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) EMERGING GROWTH SERIES

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)EMERGING GROWTH SERIES
-------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.6%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.^*                                                                        155,720               $3,257,654
-------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                       79,970               $3,994,502
-------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.*                                                                                    48,540               $2,059,067
-------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                 85,850                6,764,980
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $8,824,047
-------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                           190,330               $9,794,382
-------------------------------------------------------------------------------------------------------------------------------
Investors Financial Services Corp.^                                                             89,540                4,040,940
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,835,322
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 7.9%
-------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                   131,800               $7,470,424
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                115,300                6,713,919
-------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc.^*                                                                              118,370                4,719,412
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                                                68,040                3,566,657
-------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                 243,500               13,248,835
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                         348,560               13,029,173
-------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                                          92,880                4,908,708
-------------------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                               237,620                5,631,594
-------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                  60,810                2,867,800
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $62,156,522
-------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 6.9%
-------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                   217,700               $2,790,914
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                                    158,710                4,431,183
-------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                                            303,180                9,434,962
-------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                                       97,690                5,151,194
-------------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd., ADR                                                                            125,240                3,923,769
-------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                     243,450               15,110,942
-------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                              113,080                3,794,965
-------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                204,470                4,610,799
-------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.                                                                             241,560                4,775,641
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $54,024,369
-------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                                                      271,480               $3,260,475
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                       25,200                2,349,648
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                               181,770                9,682,888
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,293,011
-------------------------------------------------------------------------------------------------------------------------------
Business Services - 6.4%
-------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                   225,970               $9,165,343
-------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.*                                                                                202,050                3,719,741
-------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                   60,740                3,719,718
-------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                             220,340                9,798,520
-------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                           195,960               10,836,588
-------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                  78,000                3,470,220
-------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                                  107,840                3,251,376
-------------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                                 97,040                2,500,721
-------------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP                                                                                   91,100                4,234,704
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $50,696,931
-------------------------------------------------------------------------------------------------------------------------------
Computer Software - 8.0%
-------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                    177,390               $2,492,330
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                   553,870               12,090,982
-------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                                                     241,900                8,437,472
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                351,170                9,709,851
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                510,630                6,250,111
-------------------------------------------------------------------------------------------------------------------------------
SAP AG, ADR^                                                                                    70,070                2,729,227
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                164,110                9,006,357
-------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                        676,344               12,038,923
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $62,755,253
-------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                          112,380               $4,354,725
-------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                    400,330               14,251,748
-------------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.^                                                                     54,510                1,650,018
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $20,256,491
-------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
-------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"*                                                                        56,800               $4,167,416
-------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                        228,160                6,486,589
-------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                           29,300                1,323,774
-------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                         27,930                3,212,229
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $15,190,008
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                        283,490               $8,691,803
-------------------------------------------------------------------------------------------------------------------------------
Electronics - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                            85,500               $3,315,690
-------------------------------------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.^*                                                              70,500                1,515,750
-------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                                195,430                5,106,586
-------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                             294,520                2,594,721
-------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.Ltd., GDR                                                                 5,900                1,168,200
-------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                    11,600                  383,844
-------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                   100,500                2,713,500
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,798,291
-------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                                             70,500               $1,955,670
-------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                      142,720               $6,012,794
-------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                   286,890               10,279,269
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $16,292,063
-------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   92,000               $4,475,800
-------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.3%
-------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                 203,330               $9,615,476
-------------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.^                                                                      25,820                1,655,062
-------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                   95,620                3,437,539
-------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                  202,520                8,829,872
-------------------------------------------------------------------------------------------------------------------------------
WMS Industries, Inc.^                                                                           93,240                2,395,336
-------------------------------------------------------------------------------------------------------------------------------
Wynn Resorts Ltd.^*                                                                              9,700                  501,393
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $26,434,678
-------------------------------------------------------------------------------------------------------------------------------
General Merchandise - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                     175,510               $4,756,321
-------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                   160,680                7,270,770
-------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A.de C.V.*                                                                478,360                1,623,802
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $13,650,893
-------------------------------------------------------------------------------------------------------------------------------
Internet - 4.9%
-------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                    183,100              $16,834,214
-------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                          305,044                6,717,069
-------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                  448,740               15,216,773
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $38,768,056
-------------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                         187,030               $8,601,510
-------------------------------------------------------------------------------------------------------------------------------
Nintendo Co.Ltd                                                                                 24,100                2,955,226
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $11,556,736
-------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       79,490               $7,406,083
-------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.^*                                                               124,000               $3,308,320
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                      190,090                7,251,934
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $10,560,254
-------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 13.0%
-------------------------------------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                                     64,640               $5,184,128
-------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                     244,460                7,861,834
-------------------------------------------------------------------------------------------------------------------------------
C.R.Bard, Inc.                                                                                  70,070                3,968,064
-------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                                                   770,270               18,602,021
-------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                   115,010                5,973,619
-------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^                                                         216,714               12,640,928
-------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                  211,260               13,951,610
-------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.^*                                                                              33,800                1,858,662
-------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                241,540               12,535,926
-------------------------------------------------------------------------------------------------------------------------------
Millipore Corp.*                                                                               170,180                8,143,113
-------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                                  13,300                1,450,928
-------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                  225,340                9,937,494
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $102,108,327
-------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                                            12,300                 $424,942
-------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.*                                                                             14,200                  490,583
-------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                117,240                2,634,383
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,549,908
-------------------------------------------------------------------------------------------------------------------------------
Oil Services - 2.7%
-------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                136,340               $7,145,579
-------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                                           54,600                2,994,264
-------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                            187,540                5,748,101
-------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                                      94,130                5,716,515
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $21,604,459
-------------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                     145,400               $1,677,916
-------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                               36,770                3,089,048
-------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                        94,400                2,171,200
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $6,938,164
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.1%
-------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.                                                                                 119,340               $8,658,117
-------------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC, ADR^*                                                                           157,420                3,683,628
-------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                 52,480                3,151,424
-------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                            60,020                1,101,967
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                              231,420               13,035,889
-------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                              320,100               12,496,704
-------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                    138,500                6,465,889
-------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                70,990                7,345,855
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $55,939,473
-------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                  74,200               $3,812,396
-------------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"^*                                                               104,440                1,048,578
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $4,860,974
-------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"                                                                             241,840               $5,838,018
-------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                      41,280                1,791,552
-------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                                                35,800                1,627,468
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $9,257,038
-------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                              22,200               $1,204,128
-------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.*                                                                              52,000                1,778,400
-------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                  51,400                1,459,246
-------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                   68,650                2,047,143
-------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                  191,920                5,899,621
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $12,388,538
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.0%
-------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                                                        306,680               $2,343,035
-------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.de C.V., ADR                                                                 201,780                7,875,473
-------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.*                                                                   230,630                5,498,219
-------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                               532,760                7,309,467
-------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                        362,715                8,745,059
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $31,771,253
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                           374,278               $6,774,432
-------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.*                                                                     374,070                7,043,738
-------------------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                                    70,100                3,851,294
-------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.^*                                                                       110,196                2,600,626
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $20,270,090
-------------------------------------------------------------------------------------------------------------------------------
Trucking - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                                                    54,900               $2,838,330
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Telephone - 4.0%
-------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A"^*                                                                    961,250              $14,755,188
-------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                                              429,780                6,395,126
-------------------------------------------------------------------------------------------------------------------------------
SpectraSite, Inc.*                                                                             215,470               10,019,355
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $31,169,669
-------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $727,999,051)                                                                       $769,570,660
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.2%
-------------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88%, due 10/01/04                                                         $8,532,000               $8,532,000
-------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                                    8,816,000                8,816,000
-------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                     $17,348,000
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.1%
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 1.90%, dated 09/30/04, due 10/01/04, total to be received $4,397,674 (secured by various U.S.Treasury and Federal Agency
Obligations in an individually traded account), at Cost                                      4,397,442               $4,397,442
-------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   83,067,262              $83,067,262
-------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                                              $87,464,704
-------------------------------------------------------------------------------------------------------------------------------
Total Investments ~ (Identified Cost, $832,811,755)                                                                $874,383,364
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (10.9)%                                                                           (86,205,262)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $788,178,102
-------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security
^ All or a portion of this security is on loan.
+ Restricted security.
~ As of September 30, 2004, 1 security representing $424, 942 and less than 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                        $855,302,483
                                                      ------------
Gross unrealized appreciation                          $61,537,946
                                                      ------------
Gross unrealized depreciation                          (42,457,065)
                                                      ------------
Net unrealized appreciation                            $19,080,881
                                                      ------------

(2) RESTRICTED SECURITIES

The series may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale.At September 30,2004, the series owned the following restricted securities,excluding securities issued under Rule 144A,constituting 0.1% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The series does not have the right to demand that such securities be registered.The value of these securities is determined by valuations furnished by dealers or by a pricing service,or if not available,in good faith at the direction of the Trustees.

                          Date of       Share/Principal
Description             Acquisition         Amount          Cost       Value
-------------------------------------------------------------------------------
Aber Diamond Corp.      1/14/2004           12,300        $475,688    $424,942


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) GLOBAL EQUITY SERIES

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004                 MFS(R)GLOBAL EQUITY SERIES
-------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.1%
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                      34,226                 $427,861
-------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.^                                                                         28,000                 $129,901
-------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.9%
-------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                      6,380                 $262,494
-------------------------------------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                                               13,000                  241,836
-------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                               7,000                  268,716
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $773,046
-------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 12.5%
-------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            11,130                 $572,750
-------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                                           20,260                  279,030
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                  9,290                  409,875
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                              7,590                  242,619
-------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                         26,030                  247,382
-------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                   6,130                  255,256
-------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                       8,270                  133,607
-------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                      11,030                  277,956
-------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                               4,430                  196,028
-------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                 6,292                  181,936
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                           5,821                  410,433
-------------------------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd.                                                                       17,000                  138,339
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $3,345,211
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                   6,430                 $349,856
-------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.5%
-------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC                                                              13,790                 $119,736
-------------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd                                                                                   35,976                  298,280
-------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              20,250                  326,835
-------------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                                  8,800                  137,608
-------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                               10,000                  335,600
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,218,059
-------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                                                    43,440                 $235,123
-------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                        7,580                  103,164
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $338,287
-------------------------------------------------------------------------------------------------------------------------------
Business Services - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                            17,380                 $470,129
-------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                               7,380                  328,189
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $798,318
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                      1,470                 $140,320
-------------------------------------------------------------------------------------------------------------------------------
Computer Software - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                           5,290                 $122,304
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 10,510                  290,602
-------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  2,570                  141,042
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $553,948
-------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Dell,  Inc.*                                                                                    12,130                 $431,828
-------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co.Ltd                                                                         15,000                 $103,702
-------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.2%
-------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                           34,470                 $845,586
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                6,200                 $285,946
-------------------------------------------------------------------------------------------------------------------------------
Samsung SDI Co.Ltd                                                                               2,180                  214,876
-------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                                                         3,079                  199,206
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $700,028
-------------------------------------------------------------------------------------------------------------------------------
Electronics - 2.7%
-------------------------------------------------------------------------------------------------------------------------------
CANON, Inc.                                                                                      8,000                 $376,967
-------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.Ltd                                                                         890                  353,990
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $730,957
-------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                     6,120                 $283,223
-------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                              2,010                  132,359
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $415,582
-------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.6%
-------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                                          29,627                 $283,144
-------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A.^                                                                                      2,050                  417,897
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $701,041
-------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                       1,093                 $250,750
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    3,780                  183,897
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $434,647
-------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
William Hill Ltd.                                                                               31,590                 $305,339
-------------------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                         7,910                 $234,024
-------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
AXA                                                                                             16,600                 $336,125
-------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                                                       22,840                  217,417
-------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A                                                             13,270                  255,172
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $808,714
-------------------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Nintendo Co.Ltd                                                                                  1,200                 $147,148
-------------------------------------------------------------------------------------------------------------------------------
Yamaha Corp.^                                                                                    4,400                   67,123
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $214,271
-------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                                              8,670                 $333,178
-------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                      13,320                  459,771
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $792,949
-------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                               8,938                 $286,642
-------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                                                          4,510                  133,992
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $420,634
-------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 4.7%
-------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                                                     3,310                 $171,921
-------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                                           6,430                  375,062
-------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                  4,170                  216,423
-------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                                                     540                   58,910
-------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                          10,500                  283,710
-------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                    3,740                  164,934
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,270,960
-------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co.Ltd.^                                                                              39,000                 $138,716
-------------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Noble Corp.*                                                                                     7,710                 $346,565
-------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.5%
-------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                                  7,220                 $296,281
-------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co.Ltd                                                                    11,870                  171,577
-------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                9,660                  544,148
-------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                      5,810                  271,241
-------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                 5,230                  541,186
-------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                                                  6,470                  469,665
-------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                      4,200                  265,468
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $2,559,566
-------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier N.V                                                                               19,360                 $249,549
-------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 2.3%
-------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                               6,180                 $236,756
-------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                                                    4,887                  237,020
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                              2,370                  138,882
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $612,658
-------------------------------------------------------------------------------------------------------------------------------
Special Products & Services - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Nok Corp.^                                                                                       5,000                 $153,734
-------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 5.5%
-------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                                   4,940                 $268,637
-------------------------------------------------------------------------------------------------------------------------------
BOC Group PLC                                                                                   19,430                  311,188
-------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                                              3,898                  611,951
-------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                    6,310                  269,689
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,461,465
-------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 5.6%
-------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                            28,500                 $145,850
-------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                                                       11,050                  304,071
-------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                 5,320                  208,544
-------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                  76,108                  425,041
-------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  19,460                  428,898
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $1,512,404
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                          48                 $233,603
-------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                             143,020                  342,681
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $576,284
-------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"*                                                                            92,300                 $286,292
-------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.1%
-------------------------------------------------------------------------------------------------------------------------------
BCE, Inc.                                                                                        6,184                 $133,651
-------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                                           3,300                  106,920
-------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                              141,000                  195,979
-------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                  26,489                  396,756
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $833,306
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Iberdrola S.A                                                                                   13,360                 $277,328
-------------------------------------------------------------------------------------------------------------------------------
Veolia Environnement^                                                                            9,780                  281,663
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $558,991
-------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $23,109,141)                                                                         $25,774,599
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      PAR AMOUNT                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
Citicorp, Inc., 1.88% due 10/01/04                                                            $485,000                 $485,000
-------------------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88% due 10/01/04                                                       503,000                  503,000
-------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                        $988,000
-------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.3%
-------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    2,774,423               $2,774,423
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $26,871,564)                                                                    $29,537,022
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - (10.1)%                                                                            (2,720,991)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $26,816,031
-------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

COUNTRY WEIGHTINGS
--------------------------------------------------------
United States                                      31.4%
--------------------------------------------------------
Great Britain                                      14.9%
--------------------------------------------------------
Japan                                               9.2%
--------------------------------------------------------
France                                              9.1%
--------------------------------------------------------
Switzerland                                         7.1%
--------------------------------------------------------
Sweden                                              5.2%
--------------------------------------------------------
Spain                                               3.6%
--------------------------------------------------------
Canada                                              2.4%
--------------------------------------------------------
Singapore                                           2.2%
--------------------------------------------------------
Other                                              14.9%
--------------------------------------------------------

Percentages are based on total net assets as of 9/30/04

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series,as computed on a federal income tax basis, are as follows:

Aggregate cost                                        $27,180,710
                                                      -----------
Gross unrealized appreciation                          $2,705,734
                                                      -----------
Gross unrealized depreciation                            (349,422)
                                                      -----------
Net unrealized appreciation (depreciation)             $2,356,312
                                                      -----------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) TOTAL RETURN SERIES


[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R)                    TOTAL RETURN SERIES
--------------------------------------------------------------------------------------------------------------------

STOCKS - 59.8%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Aerospace - 1.8%
--------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                             40,400          $1,448,744
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                    582,000          32,463,960
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.^                                                                  137,100           7,311,543
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                 74,400           6,947,472
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $48,171,719
--------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%
--------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                   231,700          $3,155,754
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.2%
--------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                 74,900          $3,741,255
--------------------------------------------------------------------------------------------------------------------
Diageo PLC*                                                                              185,850           2,323,323
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,064,578
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.2%
--------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                            32,200          $2,385,376
--------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                        63,900           2,452,997
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,838,373
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 8.5%
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                     221,200         $11,382,952
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                  1,156,258          50,100,658
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                        1,194,733          52,711,620
--------------------------------------------------------------------------------------------------------------------
Fannie Mae^                                                                              172,300          10,923,820
--------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                              228,585          14,912,885
--------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                                                 797,968          31,703,269
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                               322,100           8,116,920
--------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                       440,800          23,847,280
--------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.^                                                                    302,310          21,285,647
--------------------------------------------------------------------------------------------------------------------
U. S. Bancorp^                                                                           217,449           6,284,276
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $231,269,327
--------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.3%
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                                           46,500          $2,530,065
--------------------------------------------------------------------------------------------------------------------
Medimmune, Inc.*                                                                         197,300           4,676,010
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $7,206,075
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.8%
--------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                                            1,215,490         $33,936,481
--------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                                            62,800           2,080,564
--------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.*                                                                         140,560           2,975,655
--------------------------------------------------------------------------------------------------------------------
Grupo Televisa S. A., ADR                                                                 18,100             954,413
--------------------------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR                                                                     152,500           4,777,825
--------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                       129,700           2,093,358
--------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                      1,234,631          41,434,216
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                          633,300          14,280,915
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $102,533,427
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.1%
--------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                  77,000          $4,293,520
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                125,100          11,664,324
--------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                 1,046,045          28,964,986
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                553,060          27,498,143
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                           217,500          10,722,750
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $83,143,723
--------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
--------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                                    242,650          $6,563,683
--------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                             66,900           2,332,134
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,895,817
--------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                         204,850          $9,255,123
--------------------------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                                           474,800          20,321,440
--------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                             196,820           7,168,184
--------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                     210,250          12,884,120
--------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                               47,200           4,505,515
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $54,134,382
--------------------------------------------------------------------------------------------------------------------
Computer Software - 1.8%
--------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.^*                                                           164,400          $2,143,776
--------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.^                                                 454,100          11,942,830
--------------------------------------------------------------------------------------------------------------------
McAfee, Inc.*                                                                            161,290           3,241,929
--------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                        1,115,870          30,853,806
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $48,182,341
--------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
--------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co. ^                                                                    437,100          $8,195,625
--------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                     30,800           2,640,792
--------------------------------------------------------------------------------------------------------------------
Xerox Corp.^*                                                                            185,000           2,604,800
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $13,441,217
--------------------------------------------------------------------------------------------------------------------
Construction - 0.3%
--------------------------------------------------------------------------------------------------------------------
Masco Corp.^                                                                             235,700          $8,138,721
--------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.1%
--------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                    101,900          $4,603,842
--------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.^                                                                    238,400          15,398,256
--------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.^                                                                 480,400           9,627,216
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $29,629,314
--------------------------------------------------------------------------------------------------------------------
Containers - 0.8%
--------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.^*                                                                   878,180         $14,050,880
--------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                                          369,800           7,163,026
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $21,213,906
--------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
--------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"^                                                              54,300          $3,203,700
--------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                     100,150           6,198,284
--------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                     900,200          30,228,716
--------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                  187,000           5,733,420
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $45,364,120
--------------------------------------------------------------------------------------------------------------------
Electronics - 0.1%
--------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                      20,800            $806,624
--------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                   56,950           1,514,301
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,320,925
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
--------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                       234,610         $16,659,656
--------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                             120,700           5,588,410
--------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                       41,100           2,706,435
--------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                             188,300           8,096,900
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $33,051,401
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.9%
--------------------------------------------------------------------------------------------------------------------
BP PLC, ADR                                                                              517,844         $29,791,565
--------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                           142,500          11,806,125
--------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                        496,132          23,978,060
--------------------------------------------------------------------------------------------------------------------
TOTAL S. A., ADR^                                                                        116,300          11,882,371
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $77,458,121
--------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
--------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                                        1,740,500          $6,126,560
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.5%
--------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                               630,772         $10,710,509
--------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                      364,900          16,384,010
--------------------------------------------------------------------------------------------------------------------
H. J. Heinz Co.                                                                          220,700           7,949,614
--------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                              196,600           8,386,956
--------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                            274,400          13,349,560
--------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                           476,800          10,899,648
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $67,680,297
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.7%
--------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                           235,650          $8,999,474
--------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                  280,700          11,343,087
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $20,342,561
--------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
--------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.^                                                                     223,500          $4,210,740
--------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.1%
--------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.^                                                              121,300          $3,287,230
--------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%
--------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                               59,500          $2,332,995
--------------------------------------------------------------------------------------------------------------------
Allstate Corp.^                                                                          453,010          21,739,950
--------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                              36,600           2,572,248
--------------------------------------------------------------------------------------------------------------------
Conseco, Inc.*                                                                           541,500           9,562,890
--------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                  262,845          16,277,991
--------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.^                                                              21,200             970,112
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                            374,310          14,467,082
--------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                            251,350           8,309,631
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $76,232,899
--------------------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.5%
--------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.^                                                                             75,300          $1,415,640
--------------------------------------------------------------------------------------------------------------------
Mattel, Inc.^                                                                            645,000          11,693,850
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $13,109,490
--------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
--------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.^                                                                        65,500          $5,269,475
--------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                               61,300           3,956,915
--------------------------------------------------------------------------------------------------------------------
Eaton Corp.^                                                                              85,200           5,402,532
--------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"                                                              66,100           4,492,817
--------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.^                                                                99,100           5,950,955
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $25,072,694
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
--------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.^*                                                           227,000          $6,185,750
--------------------------------------------------------------------------------------------------------------------
HCA, Inc.^                                                                                89,500           3,414,425
--------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.^*                                                                  38,800           1,152,748
--------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                               1,015,600          10,958,324
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $21,711,247
--------------------------------------------------------------------------------------------------------------------
Medical Equipment - 0.1%
--------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                83,200          $2,675,712
--------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                             15,300           1,010,412
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,686,124
--------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%
--------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                         415,700          $4,379,531
--------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                          571,600          12,843,852
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $17,223,383
--------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
--------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.^                                                                     115,300          $3,547,781
--------------------------------------------------------------------------------------------------------------------
KeySpan Corp.^                                                                            53,200           2,085,440
--------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co. ^                                                                   62,900           1,781,957
--------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                           178,600           3,752,386
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,167,564
--------------------------------------------------------------------------------------------------------------------
Oil Services - 2.9%
--------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                          154,425          $8,093,414
--------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                                                   210,490          11,543,272
--------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                      823,200          25,231,080
--------------------------------------------------------------------------------------------------------------------
Noble Corp.^*                                                                            689,925          31,012,129
--------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                         38,800           2,611,628
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $78,491,523
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
--------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                      486,700         $20,616,612
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                           24,200           1,453,210
--------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                        668,700          37,667,871
--------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                        560,860          18,508,380
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             118,800           3,635,280
--------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                          92,800           9,602,695
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    806,300          30,155,620
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $125,547,212
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
--------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                      1,109,700          $9,750,912
--------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                              148,300           6,102,545
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $15,853,457
--------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
--------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                       127,700          $4,892,187
--------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                       64,100           3,756,260
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,648,447
--------------------------------------------------------------------------------------------------------------------
Restaurants - 0.1%
--------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                         114,300          $3,203,829
--------------------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.5%
--------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                           186,270         $10,129,363
--------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co. ^                                                                  134,540           3,021,768
--------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                             25,300           1,081,322
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $14,232,453
--------------------------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
--------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                883,700         $16,525,190
--------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                         213,900           8,384,880
--------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                           380,700           8,390,628
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $33,300,698
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.8%
--------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR^                                                                      1,639,900         $22,499,428
--------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                1,147,345          27,662,488
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $50,161,916
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.6%
--------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                     218,300          $3,951,230
--------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*                                                                 3,705,800          12,599,720
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $16,550,950
--------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.8%
--------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                 192,374          $4,992,105
--------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                           2,621,200          52,764,756
--------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                           1,178,627          46,414,331
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $104,171,192
--------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
--------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                       400,250         $18,827,760
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.2%
--------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                         3,068,230          $8,897,867
--------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                            138,100           5,468,760
--------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                 104,000           6,786,000
--------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                        110,000          $2,769,800
--------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                            194,840          11,809,252
--------------------------------------------------------------------------------------------------------------------
Exelon Corp.^                                                                            162,120           5,948,183
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                         31,000           1,273,480
--------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                144,200           6,803,356
--------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                               190,650           9,135,948
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $58,892,646
--------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,508,098,699)                                                        $1,625,946,113
--------------------------------------------------------------------------------------------------------------------
BONDS - 37.1%
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0%
--------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.55%, 2033                                                       $1,000,000          $1,058,964
--------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
--------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                              $2,377,000          $2,648,026
--------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                       5,886,000           6,589,306
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                    3,179,000           3,914,389
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $13,151,721
--------------------------------------------------------------------------------------------------------------------
Airlines - 0%
--------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                $233,447            $218,515
--------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.545%, 2019                                                 168,637             162,750
--------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.256%, 2020                                                 606,447             598,570
--------------------------------------------------------------------------------------------------------------------
                                                                                                            $979,835
--------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.1%
--------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                      $2,800,000          $2,919,406
--------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 1.6%
--------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                 $2,442,000          $2,422,572
--------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2008                            209,357             221,010
--------------------------------------------------------------------------------------------------------------------
Beneficial Home Equity Loan Trust, 1.96%, 2037                                            50,805              50,477
--------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                895,010             888,717
--------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008##                                                    169,000             178,038
--------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                       2,065,000           2,246,553
--------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                            2,563,000           2,613,022
--------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                            1,000,000             998,215
--------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2008                                1,845,000           2,015,740
--------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2009                                 134,670             146,438
--------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                       1,216,000           1,281,548
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                       1,100,000           1,218,254
--------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                2,039,947           2,199,071
--------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                764,550             816,296
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                               3,650,000           3,966,451
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                     1,052,846           1,133,404
--------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                     1,474,555           1,591,157
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                     281,135             287,717
--------------------------------------------------------------------------------------------------------------------
J. P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                             170,000             183,929
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                        $2,617,978          $2,837,640
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                         3,192,218           3,540,256
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                    3,286,556           3,502,233
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 0.626%, 2030 (Interest Only)##                        33,818,405             832,024
--------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                           2,372,361           2,566,115
--------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                     1,343,431           1,488,297
--------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                  1,083,856           1,067,351
--------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, 6%, 2016                                        360,114             359,466
--------------------------------------------------------------------------------------------------------------------
TIAA Retail Estate CDO Ltd., 7.17%, 2032##                                             2,338,711           2,485,343
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $43,137,334
--------------------------------------------------------------------------------------------------------------------
Automotive - 0.7%
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N. A. Holdings Corp., 8%, 2010                                          $962,000          $1,118,469
--------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N. A. Holdings Corp., 6.5%, 2013                                       4,395,000           4,768,619
--------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                            3,026,000           2,967,084
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.5%, 2007                                                      1,065,000           1,128,028
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                    2,255,000           2,515,123
--------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2011                                                    1,532,000           1,666,068
--------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                           2,097,000           2,238,977
--------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                         902,000             955,279
--------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                     1,739,000           1,846,422
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $19,204,069
--------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.1%
--------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963%, 2049                                          $1,500,000          $2,024,256
--------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                      5,713,000           6,658,185
--------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86%, 2032##                                                       2,000,000           2,201,724
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014##                                                            5,053,521           5,059,808
--------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071%, 2049##                                                1,308,000           1,382,891
--------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44%, 2049##                                                      652,000             751,965
--------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                               1,475,000           1,502,699
--------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                     3,000,000           3,059,982
--------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%, 2049##                                                  1,741,000           1,932,244
--------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2%, 2049##                                       837,000           1,031,454
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                            1,807,000           1,847,188
--------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.8%, 2010                                                          1,226,000           1,267,807
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $28,720,203
--------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
--------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                         $2,475,000          $2,898,371
--------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                           564,000             731,976
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,630,347
--------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.6%
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                  $3,102,000          $3,204,369
--------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 6.5%, 2012                                     2,696,000           2,995,011
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                  3,129,000           3,306,345
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7.75%, 2005                                              459,000             466,070
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                              926,000           1,043,912
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                $2,498,000          $2,583,919
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                1,963,000           2,199,648
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $15,799,274
--------------------------------------------------------------------------------------------------------------------
Building - 0%
--------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                  $1,028,000          $1,171,578
--------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
--------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                         $1,500,000          $1,600,940
--------------------------------------------------------------------------------------------------------------------
Conglomerates - 0%
--------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                            $764,000            $833,551
--------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.2%
--------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                           $2,534,000          $2,700,866
--------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                             1,740,000           1,875,631
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,576,497
--------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0%
--------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                             $1,188,000          $1,292,676
--------------------------------------------------------------------------------------------------------------------
Emerging Market Agencies - 0.1%
--------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                      $1,050,000          $1,144,500
--------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                         209,000             237,633
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $1,382,133
--------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.1%
--------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                     $341,000            $391,298
--------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                          337,000             379,968
--------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                      1,177,000           1,237,027
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,008,293
--------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.3%
--------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U. L. C.,6.875%, 2011                                           $1,922,000          $2,168,529
--------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                              1,190,000           1,260,293
--------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                            969,000           1,032,638
--------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                       2,875,000           2,937,511
--------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                             1,165,000           1,215,752
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,614,723
--------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.1%
--------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                        $1,250,000          $1,362,598
--------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%
--------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                            $2,000,000          $2,319,614
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                             848,000             893,767
--------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                          1,517,000           1,671,378
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,884,759
--------------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.3%
--------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., ,7.657%, 2049##                                            $1,994,000          $2,316,518
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 7.5%, 2005                                                26,000              26,825
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                              135,000             154,035
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                           $2,325,000          $2,675,859
--------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                    2,100,000           2,104,773
--------------------------------------------------------------------------------------------------------------------
SLM Corp., 5.375%, 2013                                                                1,127,000           1,172,960
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $8,450,970
--------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.3%
--------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes U. S. Finance, 5.125%, 2013##                                       $2,895,000          $2,939,780
--------------------------------------------------------------------------------------------------------------------
Coca-Cola HBC Finance B. V.,5.125%, 2013                                               2,000,000           2,049,714
--------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                         1,733,000           1,893,346
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $6,882,840
--------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
--------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                        $1,891,000          $1,970,849
--------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                            915,000           1,026,067
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,996,916
--------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%
--------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                    $313,000            $335,007
--------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc, 7.6%, 2005##                                                      1,015,000           1,051,052
--------------------------------------------------------------------------------------------------------------------
AIG SunAmerica, Inc., 5.85%, 2006##                                                        5,000               5,198
--------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                              3,287,000           3,534,672
--------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5%, 2013                                                 1,837,000           1,781,212
--------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                 4,234,000           4,237,645
--------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                   837,000             930,141
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $11,874,927
--------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.1%
--------------------------------------------------------------------------------------------------------------------
Allstate Corp., 6.125%, 2032                                                          $1,087,000          $1,125,758
--------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                 1,265,000           1,291,466
--------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.875%, 2010                                                               205,000             211,633
--------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                          570,000             584,000
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,212,857
--------------------------------------------------------------------------------------------------------------------
International Market Agencies - 0.2%
--------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                              $1,084,000          $1,214,642
--------------------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 4.25%, 2005                                           2,870,000           2,901,340
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $4,115,982
--------------------------------------------------------------------------------------------------------------------
International Market Sovereign - 0.1%
--------------------------------------------------------------------------------------------------------------------
Republic of Italy, 4.625%, 2005                                                       $2,269,000          $2,307,784
--------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                            901,000             869,404
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,177,188
--------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                  $395,000            $463,013
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                 2,234,000           2,412,191
--------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.25%, 2013                                                                   424,000             437,029
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $3,312,233
--------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 13.5%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                $495,000            $527,408
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                  414,037             456,174
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.816%, 2012                                                              $2,832,386          $2,903,725
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                               1,570,151           1,522,295
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2013                                                                 304,149             308,375
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                               2,341,190           2,328,943
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                           61,957,493          64,423,013
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2034                                                        104,227,854         106,293,158
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2019                                                          9,699,309           9,687,951
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2019                                                           21,951,212          22,348,504
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                         28,081,194          29,487,992
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                          1,060,915           1,137,171
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2033                                                          22,341,174          22,495,371
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2018 - 2019                                                        15,547,812          15,533,336
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                                        15,832,089          16,106,727
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2019 - 2034                                                          22,425,695          23,221,926
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2034                                                                3,860,800           4,054,254
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                                          2,666,499           2,816,036
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2034                                                           18,529,451          19,237,157
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2032                                                                   1,353,405           1,443,588
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2033                                                                17,348,436          17,685,748
--------------------------------------------------------------------------------------------------------------------
Ginnie Mae TBA, 5%, 2034                                                               3,880,000           3,858,175
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $367,877,027
--------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
--------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                      $1,029,000          $1,212,954
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                            640,000             712,892
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.4%, 2031                                             398,000             451,748
--------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                            473,000             559,894
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $2,937,488
--------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                     $1,562,000          $1,593,645
--------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
--------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                    $1,169,000          $1,293,712
--------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                   2,752,000           3,176,623
--------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.1%, 2026                                                       500,000             555,872
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $5,026,207
--------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0%
--------------------------------------------------------------------------------------------------------------------
Belo Corp., 7.75%, 2027                                                                 $363,000            $423,567
--------------------------------------------------------------------------------------------------------------------
Real Estate - 0.5%
--------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                     $2,000,000          $1,939,878
--------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                           3,719,000           4,091,674
--------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                           1,000,000           1,069,892
--------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 6.375%, 2007                                                  1,771,000           1,915,340
--------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                     3,795,000           3,981,608
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $12,998,392
--------------------------------------------------------------------------------------------------------------------
Retailers - 0.1%
--------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 6.875%, 2009                                                   $1,460,000          $1,655,799
--------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
--------------------------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                                               $3,273,000          $3,660,268
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0%
--------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                               $416,000            $441,751
--------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.8%
--------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 5.2%, 2014                                                           $1,989,000          $2,020,386
--------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 8.5%, 2006                                                  571,000             612,398
--------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B. V.,8.75%, 2030                               1,630,000           2,106,902
--------------------------------------------------------------------------------------------------------------------
France Telecom S. A.,7.75%, 2011                                                       1,024,000           1,225,810
--------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                  2,020,000           2,098,067
--------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6%, 2007                                                         1,462,000           1,547,550
--------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                     2,962,000           3,106,821
--------------------------------------------------------------------------------------------------------------------
TELUS Corp., 8%, 2011                                                                    641,000             751,085
--------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                     1,084,000           1,058,804
--------------------------------------------------------------------------------------------------------------------
Telecom Italia S. p. A.,5.25%, 2013##                                                  2,003,000           2,040,791
--------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                     193,000             203,095
--------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                   5,057,000           5,623,551
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $22,395,260
--------------------------------------------------------------------------------------------------------------------
U. S. Government Agencies - 4.2%
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                                                $4,112,000          $4,097,583
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                               10,643,000          11,219,808
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008 - 2011                                                           13,267,000          14,544,707
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                       20,358,000          23,005,691
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                               6,932,000           7,722,955
--------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.125%, 2014                                                               3,682,000           3,750,769
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.875%, 2006                                                   3,345,000           3,351,058
--------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.25%, 2014                                                    4,610,000           4,832,174
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 7%, 2005                                                                 14,172,000          14,692,679
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 2.875%, 2006                                                              2,468,000           2,465,478
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2006                                                                7,338,000           7,689,131
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                              4,065,000           4,164,052
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                             3,847,954           3,784,936
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                             1,372,000           1,378,580
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                             2,017,000           2,028,976
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                             2,285,000           2,342,398
--------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                             3,527,000           3,673,799
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $114,744,774
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Obligations - 9.2%
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 8%, 2021                                                        $7,467,000         $10,263,914
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 6.25%, 2023                                                     31,457,000          36,733,408
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds, 5.375%, 2031                                                     6,752,000           7,233,080
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 1.25%, 2005                                                      3,162,000           3,145,697
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 1.625%, 2005                                                    21,763,000          21,724,741
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 5.75%, 2005                                                     10,903,000          11,323,790
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 6.875%, 2006                                                    20,398,000          21,829,042
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 7%, 2006                                                       $29,165,000         $31,434,387
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 3%, 2007 - 2012                                                 10,973,281          11,785,665
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4.375%, 2007                                                     1,694,000           1,761,562
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4.75%, 2008 - 2014                                              58,691,000          62,066,494
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 5.5%, 2008                                                      20,125,000          21,736,570
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4.25%, 2010                                                      4,710,347           5,466,763
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 4%, 2012                                                           208,000             209,008
--------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 3.875%, 2013                                                     3,820,000           3,796,125
--------------------------------------------------------------------------------------------------------------------
                                                                                                        $250,510,246
--------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.9%
--------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                           $1,782,000          $2,011,326
--------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                 3,059,000           3,455,930
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                         1,682,000           1,834,843
--------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                            1,500,000           1,476,455
--------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                            510,000             538,439
--------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                    414,000             460,536
--------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                  863,000             926,078
--------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                         121,372             129,332
--------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                  2,625,000           2,956,734
--------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                 2,413,000           2,395,062
--------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                      1,432,000           1,616,827
--------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.85%, 2012                                                     1,668,000           1,863,014
--------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                              892,000             999,089
--------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                           1,177,000           1,507,217
--------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                          1,320,000           1,332,580
--------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                               1,325,000           1,496,035
--------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                           237,832             269,252
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $25,268,749
--------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $996,564,878)                                         $1,009,885,987
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 1.8%
--------------------------------------------------------------------------------------------------------------------
American General Finance Corp., due 10/04/04                                         $25,000,000         $24,996,333
--------------------------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04                                             23,215,000          23,215,000
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                          $48,211,333
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                    SHARES             $ VALUE
--------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.3%
--------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value             88,277,684         $88,277,684
--------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                PAR AMOUNT             $ VALUE
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.3%
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04, total to be received
35,110,814 (secured by various U. S. Treasury and Federal Agency obligations
in a jointly traded account), at Cost                                                $35,109,000         $35,109,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,676,261,594)                                                   $2,807,430,117
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.3)%                                                                  (88,431,208)
--------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                   $2,718,998,909
--------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.

SEE ATTACHED SCHEDULES.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

-------------------------------------------------------------------------------
   SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $2,706,346,577
                                                --------------
Gross unrealized appreciation                     $148,856,632
                                                --------------
Gross unrealized depreciation                      (47,773,092)
                                                --------------
Net unrealized appreciation (depreciation)        $101,083,540
                                                --------------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) MONEY MARKET SERIES


[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R) MONEY MARKET SERIES
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 57.6%
------------------------------------------------------------------------------------------------
Abbey National LLC, due 10/01/04                                    $150,000            $150,000
------------------------------------------------------------------------------------------------
American General Finance Corp., due 10/04/04                         130,000             129,981
------------------------------------------------------------------------------------------------
Bank of America Corp., due 10/29/04                                  160,000             159,798
------------------------------------------------------------------------------------------------
Citicorp, Inc., due 10/26/04                                         164,000             163,812
------------------------------------------------------------------------------------------------
Dexia Delaware LLC, due 11/01/04                                     135,000             134,793
------------------------------------------------------------------------------------------------
General Electric Co., due 10/01/04                                   139,000             139,000
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., due 10/25/04                              175,000             174,854
------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 12/08/04                             145,000             144,512
------------------------------------------------------------------------------------------------
ING North America Insurance Holdings, Inc., due 10/18/04             160,000             159,880
------------------------------------------------------------------------------------------------
MetLife Funding, Inc., due 11/10/04                                  138,000             137,744
------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., due 10/27/04                       131,000             130,832
------------------------------------------------------------------------------------------------
New Center Asset Trust, due 10/28/04                                 160,000             159,806
------------------------------------------------------------------------------------------------
Royal Bank of Canada, due 10/14/04                                   190,000             189,924
------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                   $1,974,936
------------------------------------------------------------------------------------------------
U. S. GOVERNMENT AGENCY OBLIGATIONS - 34.0%
------------------------------------------------------------------------------------------------
Fannie Mae, due 11/12/04 - 11/29/04                                 $665,000            $663,287
------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 10/01/04                                 209,000             209,000
------------------------------------------------------------------------------------------------
Freddie Mac, due 12/07/04                                            145,000             144,526
------------------------------------------------------------------------------------------------
Tennessee Valley Authority, due 11/04/04                             150,000             149,763
------------------------------------------------------------------------------------------------
Total U. S. Government Agency Obligations,
at Amortized Cost and Value                                                           $1,166,576
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 10.1%
------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04,
total to be received $348,018 (secured by various
U. S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                                    $348,000            $348,000
------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                        $3,489,512
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.7)%                                                  (58,737)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $3,430,775
------------------------------------------------------------------------------------------------

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 9/30/04

MFS(R) VALUE SERIES

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 09/30/2004 MFS(R)VALUE SERIES
------------------------------------------------------------------------------------------------

ISSUER                                                                SHARES             $ VALUE
------------------------------------------------------------------------------------------------
STOCKS - 96.6%
------------------------------------------------------------------------------------------------
Aerospace - 3.4%
------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                          7,130            $255,682
------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 29,490           1,644,952
------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                24,570           1,310,318
------------------------------------------------------------------------------------------------
                                                                                      $3,210,952
------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
------------------------------------------------------------------------------------------------
Diageo PLC                                                            33,580            $419,786
------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.2%
------------------------------------------------------------------------------------------------
American Express Co.                                                  22,707          $1,168,502
------------------------------------------------------------------------------------------------
Bank of America Corp.                                                 87,968           3,811,654
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       78,230           3,451,508
------------------------------------------------------------------------------------------------
Fannie Mae                                                            30,934           1,961,216
------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                              28,445           1,130,120
------------------------------------------------------------------------------------------------
MBNA Corp.                                                            14,680             369,936
------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                    22,340           1,208,594
------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                  32,223           2,268,821
------------------------------------------------------------------------------------------------
                                                                                     $15,370,351
------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.1%
------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                           48,610          $1,357,191
------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                        11,220             371,719
------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    21,820             352,175
------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     48,029           1,611,853
------------------------------------------------------------------------------------------------
Walt Disney Co.                                                        9,840             221,892
------------------------------------------------------------------------------------------------
                                                                                      $3,914,830
------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.4%
------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                               5,620            $313,371
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             22,362           2,085,033
------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                52,661           1,458,183
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             26,075           1,296,449
------------------------------------------------------------------------------------------------
                                                                                      $5,153,036
------------------------------------------------------------------------------------------------
Business Services - 0.8%
------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                  21,970            $594,289
------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                          5,410             188,593
------------------------------------------------------------------------------------------------
                                                                                        $782,882
------------------------------------------------------------------------------------------------
Chemicals - 6.0%
------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                      21,610            $976,340
------------------------------------------------------------------------------------------------
E. I. du Pont de Nemours & Co.                                        34,350           1,470,180
------------------------------------------------------------------------------------------------
Monsanto Co.                                                          22,860             832,561
------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                  25,366           1,554,428
------------------------------------------------------------------------------------------------
Syngenta AG                                                            8,444             806,029
------------------------------------------------------------------------------------------------
                                                                                      $5,639,538
------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.0%
------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                   23,100            $433,125
------------------------------------------------------------------------------------------------
International Business Machines Corp.                                  5,380             461,281
------------------------------------------------------------------------------------------------
                                                                                        $894,406
------------------------------------------------------------------------------------------------
                                                                                             ---

------------------------------------------------------------------------------------------------
Construction - 0.8%
------------------------------------------------------------------------------------------------
Masco Corp.                                                           22,210            $766,911
------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  6,900            $311,742
------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                  25,168           1,625,601
------------------------------------------------------------------------------------------------
                                                                                      $1,937,343
------------------------------------------------------------------------------------------------
Containers - 0.5%
------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                        22,030            $426,721
------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%
------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                            9,670            $570,530
------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                  18,710           1,157,962
------------------------------------------------------------------------------------------------
                                                                                      $1,728,492
------------------------------------------------------------------------------------------------
Electronics - 0.3%
------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               10,010            $266,166
------------------------------------------------------------------------------------------------
Energy - Independent - 2.5%
------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                     6,000            $426,060
------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                    7,300             480,705
------------------------------------------------------------------------------------------------
Unocal Corp.                                                          33,683           1,448,369
------------------------------------------------------------------------------------------------
                                                                                      $2,355,134
------------------------------------------------------------------------------------------------
Energy - Integrated - 7.4%
------------------------------------------------------------------------------------------------
BP PLC, ADR                                                           34,161          $1,965,282
------------------------------------------------------------------------------------------------
ConocoPhillips                                                        25,650           2,125,103
------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                     36,538           1,765,882
------------------------------------------------------------------------------------------------
Total SA, ADR                                                         11,241           1,148,493
------------------------------------------------------------------------------------------------
                                                                                      $7,004,760
------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 5.3%
------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                            87,524          $1,486,158
------------------------------------------------------------------------------------------------
H. J. Heinz Co.                                                       21,480             773,710
------------------------------------------------------------------------------------------------
Kellogg Co.                                                           34,920           1,489,687
------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          6,508             316,614
------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                        42,700             976,122
------------------------------------------------------------------------------------------------
                                                                                      $5,042,291
------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.8%
------------------------------------------------------------------------------------------------
Bowater, Inc.                                                          8,650            $330,344
------------------------------------------------------------------------------------------------
International Paper Co.                                               34,539           1,395,721
------------------------------------------------------------------------------------------------
                                                                                      $1,726,065
------------------------------------------------------------------------------------------------
Insurance - 6.2%
------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                           10,840            $425,036
------------------------------------------------------------------------------------------------
Allstate Corp.                                                        29,285           1,405,387
------------------------------------------------------------------------------------------------
Chubb Corp.                                                            6,455             453,657
------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               13,153             814,565
------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                            4,820             220,563
------------------------------------------------------------------------------------------------
MetLife, Inc.                                                         45,883           1,773,378
------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                         24,482             809,375
------------------------------------------------------------------------------------------------
                                                                                      $5,901,961
------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                          13,370            $251,356
------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
------------------------------------------------------------------------------------------------
Deere & Co.                                                           10,259            $662,219
------------------------------------------------------------------------------------------------
Finning International, Inc.                                            3,840              95,479
------------------------------------------------------------------------------------------------
                                                                                        $757,698
------------------------------------------------------------------------------------------------
Medical Equipment - 0.7%
------------------------------------------------------------------------------------------------
Baxter International, Inc.                                            14,850            $477,576
------------------------------------------------------------------------------------------------
Guidant Corp.                                                          3,180             210,007
------------------------------------------------------------------------------------------------
                                                                                        $687,583
------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
------------------------------------------------------------------------------------------------
KeySpan Corp.                                                          9,020            $353,584
------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                 10,730             303,981
------------------------------------------------------------------------------------------------
                                                                                        $657,565
------------------------------------------------------------------------------------------------
Oil Services - 1.7%
------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                    7,460            $228,649
------------------------------------------------------------------------------------------------
Noble Corp.*                                                          20,377             915,946
------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                      7,062             475,343
------------------------------------------------------------------------------------------------
                                                                                      $1,619,938
------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.0%
------------------------------------------------------------------------------------------------
Abbott Laboratories                                                   27,940          $1,183,538
------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        4,400             264,220
------------------------------------------------------------------------------------------------
Johnson & Johnson                                                     33,720           1,899,448
------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                      6,980             230,340
------------------------------------------------------------------------------------------------
Novartis AG                                                           15,040             702,144
------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          21,269             650,831
------------------------------------------------------------------------------------------------
Roche Holding AG                                                       9,050             936,470
------------------------------------------------------------------------------------------------
Wyeth                                                                 21,600             807,840
------------------------------------------------------------------------------------------------
                                                                                      $6,674,831
------------------------------------------------------------------------------------------------
Printing & Publishing - 2.2%
------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                    109,868            $965,408
------------------------------------------------------------------------------------------------
Tribune Co.                                                           26,580           1,093,767
------------------------------------------------------------------------------------------------
                                                                                      $2,059,175
------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.7%
------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                    23,070            $883,812
------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                   11,640             682,104
------------------------------------------------------------------------------------------------
                                                                                      $1,565,916
------------------------------------------------------------------------------------------------
Restaurants - 0.6%
------------------------------------------------------------------------------------------------
McDonald's Corp.                                                      20,890            $585,547
------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        20,306          $1,104,240
------------------------------------------------------------------------------------------------
Praxair, Inc.                                                          4,526             193,441
------------------------------------------------------------------------------------------------
                                                                                      $1,297,681
------------------------------------------------------------------------------------------------
Specialty Stores - 1.7%
------------------------------------------------------------------------------------------------
Gap, Inc.                                                             45,900            $858,330
------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        34,860             768,314
------------------------------------------------------------------------------------------------
                                                                                      $1,626,644
------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                   511,670          $1,225,980
------------------------------------------------------------------------------------------------
Telephone Services - 3.7%
------------------------------------------------------------------------------------------------
Sprint Group                                                          84,070          $1,692,329
------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          47,040           1,852,435
------------------------------------------------------------------------------------------------
                                                                                      $3,544,764
------------------------------------------------------------------------------------------------
Tobacco - 2.2%
------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                    45,131          $2,122,962
------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.7%
------------------------------------------------------------------------------------------------
Cinergy Corp.                                                         13,270            $525,492
------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                              18,610           1,214,303
------------------------------------------------------------------------------------------------
Energy East Corp.                                                     20,318             511,607
------------------------------------------------------------------------------------------------
Entergy Corp.                                                         10,310             624,889
------------------------------------------------------------------------------------------------
Exelon Corp.                                                           7,020             257,564
------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                      5,930             243,604
------------------------------------------------------------------------------------------------
PPL Corp.                                                              9,330             440,189
------------------------------------------------------------------------------------------------
TXU Corp.                                                             13,210             633,023
------------------------------------------------------------------------------------------------
                                                                                      $4,450,671
------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $85,215,212)                                          $91,669,936
------------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT             $ VALUE
------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 2.0%
------------------------------------------------------------------------------------------------
General Electric Co., 1.88%, due 10/01/04,
at Amortized Cost and value                                       $1,922,000          $1,922,000
------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 3.6%
------------------------------------------------------------------------------------------------
Morgan Stanley, 1.86%, dated 9/30/04, due 10/01/04,
total to be received $3,445,178 (secured by various
U. S. Treasury and Federal Agency obligations in
a jointly traded account), at Cost                                $3,445,000          $3,445,000
------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $90,582,212)                                     $97,036,936
------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.2)%                                               (2,118,449)
------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $94,918,487
------------------------------------------------------------------------------------------------

* Non-income producing security.

SEE ATTACHED SCHEDULE.

FOR MORE INFORMATION SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL
OR ANNUAL REPORT.

-------------------------------------------------------------------------------
   SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate cost                                   $90,721,202
                                                 -----------
Gross unrealized appreciation                     $8,132,388
                                                 -----------
Gross unrealized depreciation                     (1,816,654)
                                                 -----------
Net unrealized appreciation (depreciation)        $6,315,734
                                                 -----------


(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS VARIABLE INSURANCE TRUST
              -----------------------------------------------------------------


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President

Date: November 23, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*      ROBERT J. MANNING
                               ------------------------------------------------
                               Robert J. Manning, President (Principal
                               Executive Officer)

Date: November 23, 2004
      -----------------


By (Signature and Title)*      RICHARD M. HISEY
                               ------------------------------------------------
                               Richard M. Hisey, Treasurer (Principal Financial
                               Officer and Accounting Officer)

Date: November 23, 2004
      -----------------


* Print name and title of each signing officer under his or her signature.